Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Kaiser Aluminum Corp
Entity Central Index Key	0000811596
Document Type	8-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 77.3	$ 49.8
Receivables:
Trade, less allowance for doubtul receivables of $0.9 at March 31, 2012 December 31, 2011	130.1	98.9
Other	1.3	1.2
Inventories	198.2	205.7
Prepaid expenses and other current assets	75.3	78.9
Total current assets	482.2	434.5
Property, plant, and equipment - net	370.8	367.8
Net asset in respect of VEBA	213.4	144.7
Deferred tax assets - net	186.9	226.9
Intangible assets - net	36.8	37.2
Goodwill	37.2	37.2
Other assets	63	72.3
Total	1,390.3	1,320.6
Current liabilities:
Accounts payable	65.4	62.2
Accrued salaries, wages, and related expenses	31.6	30.9
Other accrued liabilities	42.6	41
Payable to affiliate	22.4	14.4
Long-term debt-current portion	1.7	1.3
Total current liabilities	163.7	149.8
Net liability in respect of VEBA	20.4	20.6
Long-term liabilities	116.1	126
Cash convertible senior notes	149.8	148
Other long-term debt	3	3.4
Total liabilities	453	447.8
Commitments and contingencies - Note 9
Stockholders' equity:
Preferred stock, 5,000,000 shares authorized at both March 31, 2012 and December 31, 2011; no shares were issued and outstanding at March 31, 2012 and December 31, 2011	0	0
Common stock, par value $0.01, 90,000,000 shares authorized at both March 31, 2012 and at December 31, 2011; 19,290,841 shares issued and outstanding at March 31, 2012 and 19,253,185 shares issued and outstanding at December 31, 2011	0.2	0.2
Additional capital	1,007.9	998.4
Retained earnings	106.5	84.4
Common stock owned by Union VEBA subject to transfer restrictions, at reorganization value, 881,010 shares at March 31, 2012 and 2,202,495 shares at December 31, 2011	(21.1)	(52.9)
Treasury stock, at cost, 1,724,606 shares at March 31, 2012 and December 31, 2011	(72.3)	(72.3)
Accumulated other comprehensive loss	(83.9)	(85)
Total stockholders' equity	937.3	872.8
Total	$ 1,390.3	$ 1,320.6

Consolidated Balance Sheets Unaudited (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Receivables:
Allowance for doubtful receivables	$ 0.9	$ 0.9
Stockholders' equity:
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued and outstanding	19,290,841	19,253,185
Common shares owned by Union VEBA	881,010	2,202,495
Treasury stock, shares	1,724,606	1,724,606

Statements of Consolidated Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Net sales	$ 365.4		$ 322.6
Cost of products sold:
Cost of products sold, excluding depreciation, amortization, and other items	295		280.9
Depreciation and amortization	6.3		6.3
Selling, administrative, research and development, and general	17.9		15.6
Total costs and expenses	319.2		302.8
Operating income	46.2		19.8
Other (expense) income:
Interest expense	(4.1)		(4.5)
Other income (expense), net	0.7		1.7
Income before income taxes	42.8		17
Income tax provision	(16.3)		(6.2)
Net income	$ 26.5		$ 10.8	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)	$ 1.39		$ 0.57
Earnings per common share, Diluted:
Net income per share (in dollars per share)	$ 1.38		$ 0.57
Weighted-average number of common shares outstanding (in thousands):
Basic	19,059	[2]	18,950	[2]
Diluted	19,161	[2]	19,161	[2]

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.
[2]	The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.

Statements of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 26.5	$ 10.8	[1]
Reclassification adjustments relating to VEBAs:
Less: amortization of net actuarial loss	0.8	0.1	[1]
Less: amortization of prior service cost	1	1	[1]
Unrealized gain on available for sale securities	0.3	0
Foreign currency translation adjustment	(0.3)	(0.3)
Other comprehensive income, before tax	1.8	0.8
Income tax expense related to items of other comprehensive income	(0.7)	(0.4)
Other comprehensive income, net of tax	1.1	0.4	[1]
Comprehensive income	$ 27.6	$ 11.2	[1]

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.

Statement of Consolidated Stockholders' Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Capital	Retained Earnings	Common Stock Owned by Union VEBA Subject to Transfer Restriction		Treasury Stock	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 31, 2011	$ 872.8	$ 0.2	$ 998.4	$ 84.4	$ (52.9)		$ (72.3)	$ (85)
Beginning balance, shares at Dec. 31, 2011	19,253,185	19,253,185
Net income	26.5			26.5
Other comprehensive income, net of tax	1.1							1.1
Release of restriction on Union VEBA shares, net of tax of $24.6	39.6		7.8		31.8	[1]
Issuance of non-vested shares to employees, shares		72,859
Issuance of common shares to employees upon vesting of restricted stock units and performance shares, shares		11,327
Cancellation of employee non-vested shares		(1,402)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares	(2.1)		(2.1)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares, shares		(45,128)
Cash dividends on common stock ($0.25 per share)	(4.9)			(4.9)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3		1.3
Amortization of unearned equity compensation	2.5		2.5
Dividends on unvested equity awards that canceled	0.5			0.5
Ending balance at Mar. 31, 2012	$ 937.3	$ 0.2	$ 1,007.9	$ 106.5	$ (21.1)		$ (72.3)	$ (83.9)
Ending balance, shares at Mar. 31, 2012	19,290,841	19,290,841

[1]	At $24.02 per share reorganization value.

Statements of Consolidated Stockholders' Equity Unaudited (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012 Retained Earnings
Cash dividends declared on common stock (per share)	$ 0.25

Statement of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 26.5	$ 10.8	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	5.9	5.7
Amortization of definite-lived intangible assets	0.4	0.6
Amortization of debt discount and debt issuance costs	2.3	1.9
Deferred income taxes	16	5.8
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	(1.3)	0
Non-cash equity compensation	2.5	1.4
Net non-cash LIFO (benefit) charge	(2.9)	14.9
Non-cash unrealized gains on derivative positions	(3.6)	(6)
Amortization of option premiums paid (received)	0.1	(0.3)
Losses on disposition of property, plant and equipment	0	0.1
Non-cash net periodic benefit income	(3)	(1.5)	[2]
Other non-cash charges	0.8	0.1	[2]
Changes in operating assets and liabilities, net of effect of acquisition:
Trade and other receivables	(31.3)	(25.5)
Inventories (excluding LIFO benefit/charge)	10.4	(10.4)
Prepaid expenses and other current assets	(1.9)	(0.7)
Accounts payable	3.3	13.6
Accrued liabilities	4.3	(1.1)
Payable to affiliate	8	6.8
Long-term assets and liabilities, net	(1.5)	(0.4)
Net cash provided by operating activities	35	15.8
Cash flows from investing activities:
Capital expenditures	(9)	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	0	(83.2)
Change in restricted cash	7.2	0
Net cash used in investing activities	(1.8)	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	0	(0.3)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	(1.1)
Cash dividend paid to stockholders	(4.9)	(4.7)
Net cash used in financing activities	(5.7)	(6.1)
Net increase (decrease) in cash and cash equivalents during the period	27.5	(79.7)
Cash and cash equivalents at beginning of period	49.8	135.6
Cash and cash equivalents at end of period	$ 77.3	$ 55.9

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.
[2]	Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.

Statement of Consolidated Cash Flows Unaudited (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Cash flows from investing activities:
Cash received in the acquisition	$ 4.9

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
This Report should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.
     Organization and Nature of Operations. Kaiser Aluminum Corporation (together with its subsidiaries, unless the context otherwise requires, the “Company”) specializes in the production of semi-fabricated specialty aluminum products, with its operations consisting of one reportable segment in the aluminum industry, referred to herein as Fabricated Products. The Company also owns a non-controlling interest in a secondary aluminum facility. See Note 13 for additional information regarding the Company’s reportable segment and its other business units, referred to herein as All Other.
    Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, these financial statements do not include all of the disclosures required by US GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements furnished herein include all adjustments (all of which are of a normal recurring nature unless otherwise noted) necessary to present fairly the results for the interim periods presented. Intercompany balances and transactions are eliminated. The consolidated financial statements include the results of manufacturing facilities acquired by the Company from the effective date of each acquisition.
The Company has suspended the use of the equity method of accounting with respect to its 49% non-controlling interest in Anglesey Aluminium Limited ("Anglesey"). As a result, the Company did not record equity in income from Anglesey for any of the periods presented herein. The carrying amount of the Company’s investment in Anglesey was zero at both March 31, 2012 and December 31, 2011. The Company does not anticipate resuming the use of the equity method of accounting with respect to its investment in Anglesey during the next 12 months. See Note 3 of Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2010 for additional details on our investment in Anglesey and the suspension of equity method of accounting with respect to our ownership in Anglesey.
     Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in accordance with US GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions, which could have a material effect on the reported amounts of the Company’s consolidated financial position and results of operations.
     Recognition of Sales. Sales are generally recognized on a gross basis when title, ownership and risk of loss pass to the buyer and collectability is reasonably assured. A provision for estimated sales returns from, and allowances to, customers is made in the same period as the related revenues are recognized, based on historical experience or the specific identification of an event necessitating a reserve.
From time to time, in the ordinary course of business, the Company may enter into agreements with customers in which the Company, in return for a fee, agrees to reserve certain amounts of its existing production capacity for the customer, defer an existing customer purchase commitment into future periods and reserve certain amounts of its expected production capacity in those periods for the customer, or cancel or reduce existing commitments under existing contracts. These agreements may have terms or impact periods exceeding one year.
Certain of the capacity reservation and commitment deferral agreements provide for periodic, such as quarterly or annual, billing for the duration of the contract. For capacity reservation agreements, the Company recognizes revenue ratably over the period of the capacity reservation. Accordingly, the Company may recognize revenue prior to billing reservation fees. Unbilled receivables are included within Trade receivables on the Company’s Consolidated Balance Sheets (see Note 2). For commitment deferral agreements, the Company recognizes revenue upon the earlier occurrence of the related sale of product or the end of the commitment period. In connection with other agreements, the Company may collect funds from customers in advance of the periods for which (i) the production capacity is reserved, (ii) commitments are deferred, (iii) commitments are reduced or (iv) performance is completed, in which event the recognition of revenue is deferred until the fee is earned. Any unearned fees are included within Other accrued liabilities or Long-term liabilities, as appropriate, on the Company’s Consolidated Balance Sheets (see Note 2).

     Stock-Based Compensation. Stock-based compensation in the form of service-based awards is provided to executive officers, certain employees and directors, and is accounted for at fair value. The Company measures the cost of services received in exchange for an award of equity instruments based on the grant-date fair value of the award and the number of awards expected to ultimately vest. The cost of an award is generally recognized as an expense over the requisite service period of the award on a straight-line basis unless the award is deemed to no longer be subject to a substantial risk of forfeiture for tax purposes and deemed to be income earned by the participant despite the underlying share remaining unvested. The Company has elected to amortize compensation expense for equity awards with graded vesting using the straight-line method (see Note 8).
The Company also grants performance-based awards to executive officers and other key employees. These awards are subject to performance requirements pertaining to the Company’s economic value added (“EVA”) performance, measured over specified three year performance periods. EVA is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year, as defined in the Company’s annual long-term incentive (“LTI”) programs. The number of performance shares, if any, that will ultimately vest and result in the issuance of common shares depends on the average annual EVA achieved for the specified three-year performance periods. The fair value of performance-based awards is measured based on the most probable outcome of the performance condition, which is estimated quarterly using the Company’s forecast and actual results. The Company expenses the fair value, after assuming an estimated forfeiture rate, over the specified three-year performance periods on a ratable basis (see Note 8).
     Inventories. Inventories are stated at the lower of cost or market value. Finished products, work-in-process and raw material inventories are stated on the last-in, first-out (“LIFO”) basis. The Company recorded net non-cash LIFO (benefit) charge of approximately $(2.9) and $14.9 during the quarters ended March 31, 2012 and March 31, 2011, respectively. These amounts are primarily a result of changes in metal prices and changes in inventory volumes. The excess of current cost over the stated LIFO value of inventory at March 31, 2012 and December 31, 2011 was $26.4 and $29.4, respectively. Other inventories, principally operating supplies and repair and maintenance parts, are stated at average cost. Inventory costs consist of material, labor and manufacturing overhead, including depreciation. Abnormal costs, such as idle facility expenses, freight, handling costs and spoilage, are accounted for as current period charges. All of the Company’s inventories at March 31, 2012 and December 31, 2011 were included in the Fabricated Products segment (see Note 2 for the components of inventories).
     Property, Plant, and Equipment – Net. Property, plant and equipment is recorded at cost (see Note 2). Construction in progress is included within Property, plant, and equipment – net in the Consolidated Balance Sheets. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. The aggregate amount of interest capitalized is limited to the interest expense incurred in the period. The amount of interest expense capitalized as construction in progress was $0.6 and $0.2 during the quarters ended March 31, 2012 and March 31, 2011, respectively.
Depreciation is computed using the straight-line method at rates based on the estimated useful lives of the various classes of assets. Capital lease assets and leasehold improvements are depreciated on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term. Depreciation expense is not included in Cost of products sold, excluding depreciation, amortization and other items, but is included in Depreciation and amortization on the Statements of Consolidated Income. For the quarters ended March 31, 2012 and March 31, 2011, the Company recorded depreciation expense of $5.8 and $5.6, respectively, relating to the Company’s operating facilities in its Fabricated Products segment. An immaterial amount of depreciation expense was also recorded relating to the Company’s Corporate and Other business unit for all periods presented in this Report.
Property, plant and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or group of assets may not be recoverable. The Company regularly assesses whether events and circumstances with the potential to trigger impairment have occurred and relies on a number of factors, including operating results, business plans, economic projections, and anticipated future cash flow, to make such assessments. The Company uses an estimate of the future undiscounted cash flows of the related asset or asset group over the estimated remaining life of such asset(s) in measuring whether the asset(s) are recoverable. Measurement of the amount of impairment, if any, is based on the difference between the carrying value of the asset(s) and the estimated fair value of such asset(s). Fair value is determined through a series of standard valuation techniques. See “Fair Values of Non-financial Assets and Liabilities” in Note 11 for additional information regarding fair value assessments relating to certain property, plant and equipment.
Property, plant and equipment held for future development are presented as idled assets. Such assets are evaluated for impairment on a held-and-used basis. Depreciation expense is not adjusted when assets are temporarily idled.
     Goodwill and Intangible Assets. Goodwill is tested for impairment on an annual basis during the fourth quarter as well as on an interim basis, as warranted, at the time of relevant events and changes in circumstances. Intangible assets with definite lives are initially recognized at fair value and subsequently amortized over the estimated useful lives to reflect the pattern in which the economic benefits of the intangible assets are consumed. In the event the pattern cannot be reliably determined, the Company uses a straight-line amortization method. Whenever events or changes in circumstances indicate that the carrying amount of the intangible assets may not be recoverable, the intangible assets are reviewed for impairment.
Conditional Asset Retirement Obligations (“CAROs”). The Company has CAROs at several of its fabricated products facilities. The vast majority of such CAROs consist of incremental costs that would be associated with the removal and disposal of asbestos (all of which is believed to be fully contained and encapsulated within walls, floors, roofs, ceilings or piping) at certain of the Company's older facilities; if such facilities were to undergo major renovation or be demolished. The Company estimates incremental costs for special handling, removal and disposal costs of materials that may or will give rise to CAROs and then discounts the expected costs back to the current year using a credit-adjusted, risk-free rate. The Company recognizes liabilities and costs for CAROs even if it is unclear when or if CAROs will be triggered. When it is unclear when or if CAROs will be triggered, the Company uses probability weighting for possible timing scenarios to determine the probability-weighted amounts that should be recognized in the Company's consolidated financial statements (see Note 11).
     Self Insurance of Employee Health and Workers’ Compensation Liabilities. The Company is primarily self-insured for group health insurance and workers’ compensation benefits provided to employees. The Company purchases stop-loss insurance to protect against annual health insurance claims at both the individual and aggregate level. Self insurance liabilities are estimated for claims incurred-but-not-paid based on judgment, using the Company’s historical claim data and information and analysis provided by actuarial and claim advisors, our insurance carriers and other professionals. The Company accounts for accrued liability relating to workers’ compensation claims on a discounted basis. The undiscounted workers’ compensation liabilities were $24.2 and $24.3 at March 31, 2012 and December 31, 2011, respectively, and a discount rate of 1% was used on both dates to estimate discounted liabilities. The accrued liability for health insurance and workers’ compensation claims is included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).
Environmental Contingencies. With respect to environmental loss contingencies, the Company records a loss contingency whenever a contingency is probable and reasonably estimable. Accruals for estimated losses from environmental remediation obligations are generally recognized no later than the completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Accruals for expected environmental costs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2). Environmental expense relating to continuing operations is included in Cost of products sold, excluding depreciation, amortization and other items in the Statement of Consolidated Income. Environmental expense relating to non-operating locations is included in Selling, administrative, research and development, and general in the Statement of Consolidated Income.
Derivative Financial Instruments. Hedging transactions using derivative financial instruments are primarily designed to mitigate the Company’s exposure to changes in prices for certain of the products which the Company sells and consumes and, to a lesser extent, to mitigate the Company’s exposure to changes in foreign currency exchange rates. From time to time, the Company also enters into hedging arrangements in connection with financing transactions to mitigate financial risks.
The Company does not utilize derivative financial instruments for trading or other speculative purposes. The Company’s derivative activities are initiated within guidelines established by management and approved by the Company’s Board of Directors. Hedging transactions are executed centrally on behalf of all of the Company’s business units to minimize transaction costs, monitor consolidated net exposures and allow for increased responsiveness to changes in market factors.
The Company recognizes all derivative instruments as assets or liabilities in its Consolidated Balance Sheets and measures these instruments at fair value by “marking-to-market” all of its hedging positions at each period-end (see Note 11). Because the Company does not meet the documentation requirements for hedge (deferral) accounting, unrealized and realized gains and losses associated with hedges of operational risks are reflected as a reduction or increase in Cost of products sold, excluding depreciation, amortization and other items. Unrealized and realized gains and losses relating to hedges of financing transactions are reflected as a component of Other income (expense), net (see Note 15). See Note 10 for additional information about realized and unrealized gains and losses relating to the Company’s derivative financial instruments.
Fair Value Measurement. The Company applies the provisions of Accounting Standards Update (“ASU”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring the fair value of its derivative contracts, plan assets invested by certain of the Company's employee benefit plans and its cash convertible senior notes (see Note 11).
Earnings per Share. Basic earnings per share is computed by dividing earnings by the weighted-average number of common shares outstanding during the applicable period. The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The shares owned by a voluntary employee's beneficiary association (“VEBA”) for the benefit of certain union retirees, their surviving spouses and eligible dependents (the “Union VEBA”) that are subject to transfer restrictions, while treated in the Consolidated Balance Sheets as being similar to treasury stock (i.e., as a reduction in Stockholders' equity), are included in the computation of basic weighted-average number of common shares outstanding because such shares were irrevocably issued and have full dividend and voting rights. Diluted earnings per share is calculated under the treasury stock method (see Note 12).
     Concentration of Credit Risk. Financial arrangements which potentially subject the Company to concentrations of credit risk consist of metal, currency, electricity and natural gas derivative contracts, certain cash-settled call options that the Company purchased in March 2010 (the “Call Options”) (see Note 3), and arrangements related to the Company’s cash equivalents. If the market value of the Company’s net commodity and currency derivative positions with certain counterparties exceeds the applicable threshold, if any, the counterparty is required to transfer cash collateral in excess of the threshold to the Company. Conversely, if the market value of these net derivative positions falls below a specified threshold, the Company is required to transfer cash collateral below the threshold to certain counterparties. At both March 31, 2012 and December 31, 2011, the Company had no margin deposits with or from its counterparties.
The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts used in hedging activities as well as failure of counterparties to return cash collateral previously transferred to the counterparties. The counterparties to the Company’s derivative contracts are major financial institutions, and the Company does not expect nonperformance by any of its counterparties.
The Company places its cash in bank deposits and money market funds with high credit quality financial institutions which invest primarily in commercial paper and time deposits of prime quality, short-term repurchase agreements, and U.S. government agency notes. The Company has not experienced losses on its temporary cash investments.
     New Accounting Pronouncements. ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), was issued in November 2011. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to adopt ASU 2011-11 for reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact on its financial statements.

Supplemental Balance Sheet Information	3 Months Ended
Mar. 31, 2012
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

	March 31, 2012	December 31, 2011
Trade Receivables.
Billed trade receivables	$128.8	$98.9
Unbilled trade receivables – Note 1	2.2	0.9
Trade receivables, gross	131.0	99.8
Allowance for doubtful receivables	(0.9)	(0.9)
Trade receivables, net	$130.1	$98.9

Inventories.
Finished products	$67.5	$75.9
Work in process	69.6	57.5
Raw materials	46.2	58.1
Operating supplies and repairs and maintenance parts	14.9	14.2
Total	$198.2	$205.7

Prepaid Expenses and Other Current Assets.
Current derivative assets – Notes 10 and 11	$1.4	$—
Current deferred tax assets	63.0	63.0
Current portion of option premiums paid – Notes 10 and 11	0.4	0.4
Short-term restricted cash	0.9	7.8
Prepaid taxes	3.7	3.8
Prepaid expenses	5.9	3.9
Total	$75.3	$78.9

Property, Plant and Equipment - Net.
Land and improvements	$22.6	$22.6
Buildings and leasehold improvements	49.3	45.9
Machinery and equipment	362.7	356.7
Construction in progress	23.6	24.1
Active property, plant and equipment, gross	458.2	449.3
Accumulated depreciation	(92.8)	(86.9)
Active property, plant and equipment, net	365.4	362.4
Idled equipment	5.4	5.4
Total	$370.8	$367.8

Other Assets.
Derivative assets – Notes 10 and 11	$37.4	$46.2
Option premiums paid – Notes 10 and 11	0.1	0.1
Restricted cash	10.1	10.4
Long-term income tax receivable	2.9	2.8
Deferred financing costs	7.2	7.8
Available for sale securities	5.1	4.9
Other	0.2	0.1
Total	$63.0	$72.3

Other Accrued Liabilities.
Current derivative liabilities – Notes 10 and 11	$12.8	$14.8
Current portion of option premiums received – Notes 10 and 11	0.1	0.1
Taxes payable	5.6	2.6
Accrued freight	2.5	2.4
Short-term environmental accrual – Note 9	1.3	1.2
Accrued interest	4.4	2.3
Short-term deferred revenue – Note 1	11.3	13.5
Other	4.6	4.1
Total	$42.6	$41.0

Long-term Liabilities.
Derivative liabilities – Notes 10 and 11	$46.7	$55.5
Option premiums received – Notes 10 and 11	0.1	0.1
Income tax liabilities	13.9	13.4
Workers’ compensation accruals	20.5	20.8
Long-term environmental accrual – Note 9	20.4	20.8
Long-term asset retirement obligations	3.9	3.8
Long-term deferred revenue – Note 1	2.2	3.3
Deferred compensation liability	5.5	5.1
Other long-term liabilities	2.9	3.2
Total	$116.1	$126.0

Cash Convertible Senior Notes and Related Transactions	3 Months Ended
Mar. 31, 2012
Cash Convertible Senior Notes and Related Transactions [Abstract]
Cash Convertible Senior Notes and Related Transaction
Cash Convertible Senior Notes

     Indenture. In March 2010, the Company issued $175.0 principal amount of 4.5% Cash Convertible Senior Notes due April 2015 (the “Notes”). The Company accounts for the cash conversion feature of the Notes (the “Bifurcated Conversion Feature”) as a separate derivative instrument with the fair value on the issuance date equaling the original issue discount ("OID") for purposes of accounting for the debt component of the Notes. Additionally, the initial purchasers' discounts and transaction fees of $5.9 were capitalized as deferred financing costs. The effective interest rate of the Notes is approximately 11% per annum, taking into account the amortization of the OID and deferred financing costs.
The following tables provide additional information regarding the Notes:

	March 31, 2012	December 31, 2011
Principal amount	$175.0	$175.0
Less: unamortized issuance discount	(25.2)	(27.0)
Carrying amount, net of discount	$149.8	$148.0

	Quarter Ended
	March 31,
	2012	2011
Contractual coupon interest	$2.0	$2.0
Amortization of discount and deferred financing costs	2.0	1.9
Total interest expense[1]	$4.0	$3.9
______________________

[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress.
See “All Other Financial Assets and Liabilities” in Note 11 for information relating to the estimated fair value of the Notes.

Holders may convert their Notes at any time on or after January 1, 2015. The Notes' conversion rate is subject to adjustment based on the occurrence of certain events, including, but not limited to, (i) the payment of quarterly cash dividends on the Company's common stock in excess of $0.24 per share, (ii) certain other stock or cash dividends, (iii) the issuance of certain rights, options or warrants, (iv) the effectuation of share splits or combinations, (v) certain distributions of property, and (vi) certain issuer tender or exchange offers. The Company's quarterly dividends paid or declared in 2012 exceeded $0.24 per share. Upon the payment of the quarterly dividend in May 2012, the conversion rate will be increased slightly to 20.7035 shares per $1,000 principal amount of the Notes and the equivalent conversion price will be approximately $48.30 per share.

Holders of the Notes can require the Company to repurchase the Notes at a price equal to 100% of the principal amount plus any accrued and unpaid interest following a fundamental change. Fundamental changes include, but are not limited to, (i) certain ownership changes, (ii) certain recapitalizations, mergers and dispositions, (iii) shareholders' approval of any plan or proposal for the liquidation or dissolution of the Company, and (iv) failure of the Company's common stock to be listed on certain stock exchanges. Additionally, holders may convert their Notes before January 1, 2015, only in certain limited circumstances determined by (i) the trading price of the Notes, (ii) the occurrence of specified corporate events, or (iii) the market price of the Company's common stock. For example, following payment of the quarterly dividend in May 2012, if the Company's closing stock price exceeds $62.79 for 20 trading days during a period of 30 consecutive trading days ending on a calendar quarter, the Notes may be converted by one or more holders. The Company believes in this circumstance, the market value of the Notes will exceed the value of shares into which they can convert, making such an early conversion unlikely. No fundamental changes or circumstances that could allow early conversion existed as of March 31, 2012. The Notes are not convertible into the Company's common stock or any other securities under any circumstances, but instead will be settled in cash.

Convertible Note Hedge Transactions. In March 2010, the Company purchased Call Options that have an exercise price equal to the conversion price of the Notes and an expiration date equal to the maturity or earlier conversion date of the Notes. The Call Options and the Notes have substantially similar anti-dilution adjustment provisions, including adjustments for payments of quarterly cash dividends in excess of $0.24 per share. Mirroring anti-dilution adjustments for the Notes, upon the payment of the quarterly dividend in May 2012, the Call Options' exercise price will be approximately $48.30 per share, and the number of shares into which the Call Options can convert to be increased by an immaterial amount. Because the Call Options are settled in cash, if the market price per share of the Company's common stock at the time of cash conversion of any Notes is above the strike price of the Call Options, the Company is entitled to receive from the counterparties to the Call Options an aggregate amount equaling the amount of cash that the Company would be required to deliver to the holders of the converted Notes, less the principal amount thereof.

In March 2010, the Company also sold net-share-settled warrants (the “Warrants”) relating to approximately 3.6 million shares of the Company's common stock. The Warrants cannot be exercised prior to the expiration date of July 1, 2015 and are subject to certain anti-dilution adjustments, including adjustments for payments of quarterly cash dividends in excess of $0.24 per share. Upon the May 2012 quarterly dividend payment, the Warrants' exercise price will be approximately $61.33 per share and the number of shares to which the Warrants relate will increase by an immaterial amount. At expiration, if the market price per share of the Company's common stock exceeds the strike price of the Warrants, the Company will be obligated to issue shares of the Company's common stock having a value equal to such excess. The Warrants meet the definition of derivatives but are not subject to fair value accounting because they are indexed to the Company's common stock and meet the requirement to be classified as equity instruments.
The Call Options and Warrants are separate transactions and are not part of the terms of the Notes and do not affect the rights of holders under the Notes.

Secured Debt and Credit Facilities	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Secured Debt and Credit Facilities
Secured Debt and Credit Facilities
Secured debt and credit facilities consisted of the following:

	March 31, 2012	December 31, 2011
Revolving credit facility	$—	$—
Other notes payable	4.7	4.7
Total	4.7	4.7
Less – current portion of secured debt and credit facilities	(1.7)	(1.3)
Long-term secured debt and credit facilities	$3.0	$3.4

     Revolving Credit Facility. The credit agreement with JPMorgan Chase Bank, N.A., as administrative agent, and the other financial institutions party thereto (the “Revolving Credit Facility”), provides the Company with a $300.0 funding commitment through September 30, 2016. The Revolving Credit Facility is secured by a first priority lien on substantially all of the accounts receivable, inventory and certain other related assets and proceeds of the Company and its domestic operating subsidiaries as well as certain machinery and equipment. Under the Revolving Credit Facility, the Company is able to borrow from time to time an aggregate commitment amount equal to the lesser of $300.0 and a borrowing base comprised of (i) 85% of eligible accounts receivable, (ii) the lesser of (a) 65% of eligible inventory and (b) 85% of the net orderly liquidation value of eligible inventory as determined in the most recent inventory appraisal ordered by the administrative agent and (iii) 85% of certain eligible machinery and equipment, reduced by certain reserves, all as specified in the Revolving Credit Facility. Up to a maximum of $60.0 of availability under the Revolving Credit Facility may be utilized for letters of credit.
Borrowings under the Revolving Credit Facility bear interest at a rate equal to either a base prime rate or LIBOR, at the Company's option, plus, in each case, a specified variable percentage determined by reference to the then-remaining borrowing availability under the Revolving Credit Facility. The Revolving Credit Facility may, subject to certain conditions and the agreement of lenders thereunder, be increased up to $350.0.
The Company had $278.2 of borrowing availability under the Revolving Credit Facility at March 31, 2012, based on the borrowing base determination then in effect. At March 31, 2012, there were no borrowings under the Revolving Credit Facility and $8.5 was being used to support outstanding letters of credit, leaving $269.7 of net borrowing availability. The interest rate applicable to any overnight borrowings under the Revolving Credit Facility would have been 4.0% at March 31, 2012.
Amounts owed under the Revolving Credit Facility may be accelerated upon the occurrence of various events of default including, without limitation, the failure to make principal or interest payments when due and breaches of covenants, representations and warranties set forth therein. The Revolving Credit Facility places limitations on the ability of the Company and certain of its subsidiaries to, among other things, grant liens, engage in mergers, sell assets, incur debt, make investments, undertake transactions with affiliates, pay dividends and repurchase shares. In addition, the Company is required to maintain a fixed charge coverage ratio on a consolidated basis at or above 1.1:1.0 if borrowing availability under the Revolving Credit Facility is less than $30.0. At March 31, 2012, the Company was in compliance with all covenants contained in the Revolving Credit Facility.
     Other Notes Payable. In connection with the Company's acquisition of the Florence, Alabama facility, a promissory note in the amount of $6.7 (the “Nichols Promissory Note”) was issued as a part of the consideration paid. The Nichols Promissory Note bears interest at a rate of 7.5% per annum and is secured by certain real property and equipment included in the assets acquired. Principal payments and accrued but unpaid interest is due in equal quarterly installments through the maturity of August 9, 2015. The Company has the option to prepay all or a portion of the Nichols Promissory Note at any time prior to the maturity date. At March 31, 2012, the outstanding principal balance under the Nichols Promissory Note was $4.7, of which $0.4 was repaid in April 2012, and $1.3 was payable within 12 months.

Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

The Company had goodwill of $37.2 at both March 31, 2012 and December 31, 2011. Such goodwill is related to the Company's acquisitions of the Chandler, Arizona (Extrusion) facility and the Florence, Alabama facility and is included in the Fabricated Products segment.
Identifiable intangible assets at March 31, 2012 and December 31, 2011 are comprised of the following:
March 31, 2012:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(2.0)	$36.5
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.2)	0.2
Total	24	$39.7	$(2.9)	$36.8
December 31, 2011:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(1.7)	$36.8
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.1)	0.3
Total	24	$39.7	$(2.5)	$37.2

Amortization expense relating to definite-lived intangible assets is recorded in the Fabricated Products segment. Such expense was $0.4 and $0.6 for the quarters ended March 31, 2012 and March 31, 2011, respectively. The expected amortization of intangible assets for the remainder of 2012 and the next four calendar years and thereafter is as follows:

2012	$1.4
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$36.8

Income Tax Matters	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Matters
Income Tax Matters
Tax Provision. The provision for incomes taxes, for each period presented, consisted of the following:

	Quarter Ended
	March 31,
	2012	2011
Domestic	$15.6	$5.7
Foreign	0.7	0.5
Total	$16.3	$6.2

The income tax provision for the quarters ended March 31, 2012 and March 31, 2011 was $16.3 and $6.2 reflecting an effective tax rate of 38.1% and 36.3%, respectively. The difference between the effective tax rate and the projected blended statutory tax rate for the quarter ended March 31, 2012 was primarily the result of an increase in unrecognized tax benefits, including interest and penalties, of $0.1, resulting in a 0.3% increase in the effective tax rate. The difference between the effective tax rate and the projected blended statutory tax rate for the quarter ended March 31, 2011 was primarily the result of a decrease in valuation allowance due to change in tax law in the State of Illinois of $0.8, resulting in 4.8% decrease in the effective tax rate, partially offset by (i) an increase in unrecognized tax benefits, including interest and penalties, of $0.3 resulting in a 1.7% increase in the effective tax rate and (ii) the impact of a non-deductible compensation expense of $0.2, resulting in a 1.4% increase in effective tax rate.
     Deferred Income Taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Tax Attributes. At December 31, 2011, the Company had $875.1 of net operating loss (“NOL”) carryforwards available to reduce future cash payments for income taxes in the U.S. $1.7 represents excess tax benefits related to the vesting of employee restricted stock which will result in an increase in equity if and when such excess tax benefits are ultimately realized. The NOL carryforwards expire periodically through 2030. The Company also had $29.8 of alternative minimum tax (“AMT”) credit carryforwards with an indefinite life, available to offset regular federal income tax.
To preserve the NOL carryforwards available to the Company, the Company’s certificate of incorporation includes certain restrictions on the transfer of the Company’s common stock.
In assessing the realizability of deferred tax assets, management considers whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carryback years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. Due to uncertainties surrounding the realization of some of the Company’s deferred tax assets, primarily including state NOLs sustained during the prior years and expiring tax benefits, the Company had a valuation allowance against its deferred tax assets of $18.8 at both March 31, 2012 and December 31, 2011, respectively. When recognized, the tax benefits relating to any reversal of this valuation allowance will be recorded as a reduction of income tax expense. Net deferred tax asset decreased during the first quarter of 2012 as a result of release of restriction on shares owned by the Union VEBA (see Note 7).
     Other. The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Canada Revenue Agency audited the Company's tax returns for fiscal years 1998 through 2004 and issued assessment notices for $9.2, of which, payment has been made to the Canada Revenue Agency prior to 2012. The Company’s tax returns for certain past years are still subject to examination by taxing authorities, and the use of NOL carryforwards in future periods could trigger a review of attributes and other tax matters in years that are not otherwise subject to examination.
The Company has gross unrecognized benefits relating to uncertain tax positions. If and when such gross unrecognized tax benefits are ultimately recognized, it will be reflected in the Company’s income tax provision and affect the effective tax rate in future periods. Gross unrecognized tax benefits were $14.0 and $13.7 at March 31, 2012 and December 31, 2011, respectively. The change in gross unrecognized tax benefits during the quarter ended March 31, 2012 was primarily due to foreign currency fluctuations, as well as a release of an unrecognized tax benefit from a state income tax audit assessment and changes in tax positions.
In addition, the Company recognizes interest and penalties related to unrecognized tax benefits in the income tax provision. The Company had $6.9 and $6.6 accrued at March 31, 2012 and December 31, 2011, respectively, for interest and penalties. Of these amounts, none were recorded as current liabilities.
In connection with the gross unrecognized tax benefits (including interest and penalties) denominated in foreign currency, the Company incurred a foreign currency translation adjustment. During the quarter ended March 31, 2012, the foreign currency impact on such liabilities resulted in a $0.3 currency translation adjustment which was recorded within Other comprehensive income.
The Company does not expect its gross unrecognized tax benefits to be reduced within the next 12 months.

Employee Benefits	3 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
Employee Benefits
     Pension and Similar Benefit Plans. Pensions and similar plans include:

•
Monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee to the appropriate multi-employer pension plans sponsored by the United Steel, Paper and Foresting, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union AFL-CIO, CLC (“USW”) and International Association of Machinists and certain other unions at certain of the Company’s production facilities, except that (i) the monthly contributions per hour worked by each bargaining unit employee to a pension plan sponsored by the USW at the Company’s Newark, Ohio and Spokane, Washington facilities increased to (in whole dollars) $1.25 starting July 2010 and will increase to (in whole dollars) $1.50 in July 2015 and (ii) monthly contributions to a pension plan sponsored by the USW at the Florence, Alabama facility are (in whole dollars) $1.25 per hour worked by each bargaining unit employee. The Company currently estimates that contributions will range from $2.0 to $4.0 per year through 2015.

•
A defined contribution 401(k) savings plan for hourly bargaining unit employees at seven of the Company’s production facilities based on the specific collective bargaining agreement at each facility. For active bargaining unit employees at three of these production facilities, the Company is required to make fixed rate contributions. For active bargaining unit employees at one of these production facilities, the Company is required to match certain employee contributions. For active bargaining unit employees at two of these production facilities, the Company is required to make both fixed rate contributions and concurrent matches. For active bargaining unit employees at the one remaining production facility, the Company is not required to make any contributions. Fixed rate contributions either (i) range from (in whole dollars) $800 to $2,400 per employee per year, depending on the employee’s age, or (ii) vary between 2% to 10% of the employees’ compensation depending on their age and years of service for employees hired prior to January 1, 2004 or is a fixed 2% annual contribution for employees hired on or after January 1, 2004. The Company currently estimates that contributions to such plans will range from $1.0 to $3.0 per year.

•
A defined contribution 401(k) savings plan for salaried and certain hourly employees providing for a concurrent match of up to 4% of certain contributions made by employees plus an annual contribution of between 2% and 10% of their compensation depending on their age and years of service to employees hired prior to January 1, 2004. All new hires on or after January 1, 2004 receive a fixed 2% contribution annually. The Company currently estimates that contributions to such plan will range from $5.0 to $7.0 per year.

•
A defined benefit plan for salaried employees at the Company’s London, Ontario facility, with annual contributions based on each salaried employee’s age and years of service. At December 31, 2011, approximately 55% of the plan assets were invested in equity securities and 40% of plan assets were invested in debt securities. The remaining plan assets were invested in short-term securities. The Company’s investment committee reviews and evaluates the investment portfolio. The asset mix target allocation on the long-term investments is approximately 55% in equity securities and 43% in debt securities with the remaining assets in short-term securities. See Note 11 for additional information regarding the fair values of the Canadian pension plan assets.

•
A non-qualified, unfunded, unsecured plan of deferred compensation for key employees who would otherwise suffer a loss of benefits under the Company’s defined contribution plan, as a result of the limitations imposed by the Internal Revenue Code. Despite the plan being an unfunded plan, the Company makes an annual contribution to a rabbi trust to fulfill future funding obligations, as contemplated by the terms of the plan. The assets in the trust are at all times subject to the claims of the Company’s general creditors, and no participant has a claim to any assets of the trust. Plan participants are eligible to receive distributions from the trust subject to vesting and other eligibility requirements. Assets in the rabbi trust relating to the deferred compensation plan are accounted for as available for sale securities and are included as Other assets on the Consolidated Balance Sheets (see Note 2). Liabilities relating to the deferred compensation plan are included on the Consolidated Balance Sheets as Long-term liabilities (see Note 2).

•
An employment agreement with the Company’s chief executive officer extending through July 6, 2015. The Company also provides certain members of senior management, including each of the Company’s named executive officers, with benefits related to terminations of employment in specified circumstances, including in connection with a change in control.

VEBA Postretirement Medical Benefits. The Company terminated its postretirement medical plan in 2004. Certain eligible retirees receive medical coverage, however, through participation in the Union VEBA or the VEBA that provides benefits for certain other eligible retirees, their surviving spouses and eligible dependents (the “Salaried VEBA” and, together with the Union VEBA, the “VEBAs”). The Union VEBA covers qualifying bargaining unit employees who do not, or are not eligible to, elect coverage under the Consolidated Omnibus Budget Reconciliation Act of 1985. The Salaried VEBA covers certain retirees who retired prior to the 2004 termination of the prior plan and certain employees who were hired prior to February 2002 and subsequently retired or will retire with the requisite age and service. The Union VEBA is managed by four trustees (two appointed by the Company and two appointed by the USW) and the assets are managed by an independent fiduciary. The Salaried VEBA is managed by trustees who are independent of the Company. The benefits paid by the VEBAs are at the sole discretion of the respective VEBA trustees and are outside the Company's control.
The Company's only financial obligations to the VEBAs are (i) a variable cash contribution payable to the VEBAs based upon a formula driven calculation and (ii) an obligation to pay the administrative expenses of the VEBAs, up to $0.3 per year. The obligation to the Union VEBA with respect to the variable cash contribution extends through September 30, 2017, while the obligation to the Salaried VEBA has no termination date. The amount to be contributed to the VEBAs pursuant to the Company's obligation is 10% of the first $20.0 of annual cash flow (as defined; in general terms, the principal elements of cash flow are earnings before interest expense, provision for income taxes, and depreciation and amortization less cash payments for, among other things, interest, income taxes, and capital expenditures), plus 20% of annual cash flow, as defined, in excess of $20.0. Such payments may not exceed $20.0 and do not carryover to future years. Payments are also limited to the extent that such payments would cause the Company's liquidity to be less than $50.0. The amount of total contribution, if any, is allocated between the Union VEBA and the Salaried VEBA at 85.5% and 14.5%, respectively.
Amounts owing by the Company to the VEBAs are recorded in the Company's Consolidated Balance Sheets under Other accrued liabilities, with a corresponding increase in Net assets in respect of VEBAs. Such amounts are determined and paid on an annual basis. As of December 31, 2011, the Company determined that the variable contribution for 2011 was zero, as investments, capital spending, and interest exceeded earnings before interest expense, provision for income taxes, and depreciation and amortization.
The Company has no claim to the plan assets of the VEBAs or obligation to fund the liability or determine the benefits paid by the VEBAs, and its only financial obligation to the VEBAs are to pay the variable contributions and certain administrative fees. Nevertheless, based on discussions with the staff of the SEC, for accounting purposes the Company treats the postretirement medical benefits to be paid by the VEBAs and the Company's related variable contribution as defined benefit postretirement plans with the current VEBA assets and future variable contributions described above, and earnings thereon, operating as a cap on the benefits to be paid. Accordingly, the Company accounts for net periodic postretirement benefit costs in accordance with ASC Topic 715, Compensation - Retirement Benefits, and records any difference between the assets of each VEBA and its accumulated postretirement benefit obligation in the Company's consolidated financial statements. Information necessary for the valuation of the net funded status of the plans must be obtained from the VEBAs on an annual basis. While the funding status of the VEBAs could result in a liability position on the Company's Consolidated Balance Sheets, such liability has no impact on the Company's cash flow, liquidity or funding obligation to the VEBAs.
As of March 31, 2012, the Union VEBA owned 2,154,919 common shares of the Company, or approximately 11% of the Company's issued and outstanding shares of common stock. A stock transfer restriction agreement between the Union VEBA and the Company restricts the number of shares of the Company's common stock that generally may be sold by the Union VEBA without further approval of the Company's Board of Directors. As of March 24, 2012, restrictions were removed on all of the shares owned by the Union VEBA except 881,010 shares on which transfer restrictions remain. Shares owned by the Union VEBA that are subject to the stock transfer restriction agreement are treated as being similar to treasury stock (i.e. as a reduction of Stockholders' equity) in the Company's Consolidated Balance Sheet.
The following table presents the sale of Union VEBA shares by the Union VEBA in the first quarter of 2011 and the number of shares on which stock transfer restrictions were removed in the first quarter of 2012 and the resulting effect on the Consolidated Balance Sheets:

	Quarter Ended
	March 31,
	2012	2011
Common stock sold by Union VEBA or on which restriction was lifted	1,321,485	217,042
Increase in Union VEBA assets [1]	$64.2	$10.6
Reduction in Common stock owned by Union VEBA [2]	$(31.8)	$(5.2)
Increase in Additional paid in capital	$(7.8)	$(1.4)
Decrease in Deferred tax assets	$(24.6)	$(4.0)
________________________

[1]
At a weighted-average price of $48.55 per share on the date the restriction was released for the quarter ended March 31, 2012 and a weighted-average price of $49.06 per share realized by the Union VEBA for the quarter ended March 31, 2011.

2     At $24.02 per share reorganization value.
Components of Net Periodic Pension Benefit Cost (Income). The Company's results of operations included the following impacts associated with the Canadian defined benefit plan and the VEBAs: (a) charges for service rendered by employees; (b) a charge for accretion of interest; (c) a benefit for the return on plan assets; and (d) amortization of net gains or losses on assets, prior service costs associated with plan amendments and actuarial differences. Net periodic pension benefit cost related to the Canadian defined benefit plan was not material for the quarters ended March 31, 2012 and March 31, 2011. The following table presents the components of net periodic pension benefit income for the VEBAs and charges relating to all other employee benefit plans for the quarters ended March 31, 2012 and March 31, 2011:

	Quarter Ended
	March 31,
	2012	2011
VEBAs:
Service cost	$0.8	$0.6
Interest cost	4.5	4.4
Expected return on plan assets	(10.1)	(7.6)
Amortization of prior service cost	1.0	1.0
Amortization of net loss	0.8	0.1
Total net periodic pension benefit income relating to VEBAs	(3.0)	(1.5)
Deferred compensation plan	0.4	0.2
Defined contribution plans	3.4	3.4
Multiemployer pension plans	0.8	0.8
Total	$1.6	$2.9

The following tables present the allocation of the charges detailed above, by segment (see Note 13):

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$4.0	$4.0
All Other	(2.4)	(1.1)
Total	$1.6	$2.9

For all periods presented, the net periodic benefits relating to the VEBAs are included as a component of Selling, administrative, research and development and general expense within All Other. Further, substantially all of the Fabricated Products segment’s employee benefits related charges are in Cost of products sold, excluding depreciation, amortization and other items with the balance in Selling, administrative, research and development, and general.
See Note 8 of Notes to Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 for additional information with respect to the VEBAs and key assumptions used with respect to the Company’s pension plans and key assumptions made in computing the net obligation of each VEBA.

Employee Incentive Plans	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Incentive Plans
Employee Incentive Plans

Short-term Incentive Plans (“STI Plans”)
The Company has a short-term incentive compensation plan for senior management and certain other employees payable at the Company’s election in cash, shares of common stock, or a combination of cash and shares of common stock. Amounts earned under the plan are based primarily on EVA of the Company’s core Fabricated Products business, adjusted for certain safety and performance factors. EVA, as defined by the Company's STI Plans, is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year, measured over a one year period. Most of the Company’s production facilities have similar programs for both hourly and salaried employees.
Total costs relating to STI Plans were recorded as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Cost of products sold	$1.2	$1.1
Selling, administrative, research and development, and general	2.7	1.1
Total costs recorded in connection with STI Plans	$3.9	$2.2
The following table presents the allocation of the charges detailed above, by segment:

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$2.7	$1.7
All Other	1.2	0.5
Total costs recorded in connection with STI Plans	$3.9	$2.2

     Long- term Incentive Programs ("LTI Programs")
     General. Officers and other key employees of the Company or one or more of its subsidiaries, as well as directors of the Company, are eligible to participate in the Kaiser Aluminum Corporation 2006 Equity and Performance Incentive Plan (as amended, the “Equity Incentive Plan”). The Equity Incentive Plan permits the granting of awards in the form of options to purchase common shares, stock appreciation rights, shares of non-vested and vested stock, restricted stock units, performance shares, performance units and other awards. The Equity Incentive Plan was originally effective as of July 6, 2006 and was thereafter amended and restated from time to time. The Equity Incentive Plan will expire on July 6, 2016, and no grants will be made thereunder after that date. The Board may, in its discretion, terminate the Equity Incentive Plan at any time. The termination of the Equity Incentive Plan will not affect the rights of participants or their successors under any awards outstanding and not exercised in full on the date of termination, and all grants made on or prior to the date of termination will remain in effect thereafter subject to the terms of the applicable grant agreement and the Equity Incentive Plan. Subject to certain adjustments that may be required from time to time to prevent dilution or enlargement of the rights of participants under the Equity Incentive Plan, a total of 2,722,222 common shares have been authorized for issuance under the Equity Incentive Plan. At March 31, 2012, 957,847 common shares were available for additional awards under the Equity Incentive Plan. Compensation charges relating to all awards under the Equity Incentive Plan are included in Selling, administrative, research and development, and general.
     Non-vested Common Shares, Restricted Stock Units, and Performance Shares. The Company grants non-vested common shares to its non-employee directors, executive officers and other key employees. The non-vested common shares granted to non-employee directors are generally subject to a one-year vesting requirement. The non-vested common shares granted to executive officers and senior management are generally subject to a three-year cliff vesting requirement. The non-vested common shares granted to other key employees are generally subject to a three-year graded vesting requirement. In addition to non-vested common shares, the Company also grants restricted stock units to certain employees. The restricted stock units have rights similar to the rights of non-vested common shares, and the employee will receive one common share for each restricted stock unit upon the vesting of the restricted stock unit. With the exception of restricted stock units granted to eligible employees of the Company’s French subsidiary, restricted stock units are generally subject to a three-year graded vesting requirement, with one-third of the restricted stock units vesting on each of the first, second and third anniversary of the grant date. Restricted stock units granted to eligible employees of the Company’s French subsidiary vest two-thirds on the second anniversary of the grant date and one-third on the third anniversary of the grant date.
The Company also grants performance shares to executive officers and other key employees. Such awards are subject to performance requirements pertaining to the Company’s EVA performance (as set forth in each year’s LTI program), measured over the applicable three-year performance period. EVA is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year. The number of performance shares, if any, that will ultimately vest and result in the issuance of common shares depends on the average annual EVA achieved for the specified three-year performance periods. During the quarter ended March 31, 2012, a portion of the performance shares granted under the 2009-2011 LTI program vested (see “Summary of Activity” below). The vesting of performance shares and resulting issuance and delivery of common shares, if any, under the 2010-2012 LTI program, 2011-2013 LTI program and 2012-2014 LTI program, will occur in 2013, 2014 and 2015, respectively. Holders of performance shares do not receive voting rights through the ownership of such performance shares.
     Non-cash Compensation Expense. Recorded costs by type of award under LTI programs were as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Service-based non-vested common shares and restricted stock units	$1.7	$1.0
Performance shares	0.8	0.4
Total non-cash compensation expense	$2.5	$1.4
The following table presents the allocation of the charges detailed above, by segment:

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$0.7	$0.4
All Other	1.8	1.0
Total non-cash compensation expense	$2.5	$1.4

Unrecognized Gross Compensation Cost Data. The following table presents unrecognized gross compensation cost data:

	March 31, 2012
	Unrecognized gross compensation costs, by award type	Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type
Service-based non-vested common shares and restricted stock units	$4.7	2.0
Performance shares	$9.0	2.6

Summary of Activity. A summary of the activity with respect to non-vested common shares, restricted stock units and performance shares for the quarter ended March 31, 2012 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Outstanding at December 31, 2011	202,836	$29.24	6,072	$33.67	777,934	$26.84
Granted	72,859	44.46	2,486	44.46	211,900	44.46
Vested	(119,413)	21.09	(3,375)	25.77	(7,952)	18.89
Forfeited	(1,402)	44.03	—	—	—	—
Canceled	—	—	—	—	(398,191)	14.49
Outstanding at March 31, 2012	154,880	$42.55	5,183	$43.99	583,691	$41.77
A summary of select activity with respect to non-vested common shares, restricted stock units and performance shares for the quarter ended March 31, 2011 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Granted	63,303	$46.59	2,182	$46.59	186,918	$46.59
Vested	(46,464)	$56.63	(3,314)	$16.83	(10,585)	$74.34
Stock Options. As of both March 31, 2012 and December 31, 2011, there were 20,791 fully-vested options outstanding, in each case exercisable to purchase common shares at $80.01 per share and having a remaining contractual life of 5.0 and 5.25 years, respectively. The average fair value of the options granted was $39.90. No new options were granted and no existing options were forfeited or exercised during the quarter ended March 31, 2012.
     Vested Stock. From time to time, the Company issues common shares to non-employee directors electing to receive common shares in lieu of all or a portion of their annual retainer fees. The fair value of these common shares is based on the fair value of the shares at the date of issuance and is immediately recognized in earnings as a period expense. Such shares are generally granted during the second quarter of each fiscal year.
Under the Equity Incentive Plan, participants may elect to have the Company withhold common shares to satisfy minimum statutory tax withholding obligations arising in connection with the exercise of stock options and vesting of non-vested shares, restricted stock units and performance shares. Any such shares withheld are canceled by the Company on the applicable vesting dates, which correspond to the times at which income to the employee is recognized. When the Company withholds these common shares, the Company is required to remit to the appropriate taxing authorities the fair value of the shares withheld. During the quarters ended March 31, 2012 and March 31, 2011, 45,128 and 22,862 commons shares, respectively, were withheld and canceled for this purpose.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
     Commitments. The Company has a variety of financial commitments, including purchase agreements, forward foreign exchange and forward sales contracts, indebtedness (and related Call Options and Warrants) and letters of credit (see Note 3, Note 4 and Note 10).

Refer to Note 11 of Notes to Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011 for information relating to minimum rental commitments under operating leases. There have been no material changes to such scheduled rental commitments as of the filing of this Report.
     Environmental Contingencies. The Company is subject to a number of environmental laws, fines or penalties assessed for alleged breaches of the environmental laws, and to claims based upon such laws.
The Company has established procedures for regularly evaluating environmental loss contingencies, including those arising from environmental reviews and investigations and any other environmental remediation or compliance matters. The Company’s environmental accruals represent the Company’s undiscounted estimate of costs reasonably expected to be incurred based on presently enacted laws and regulations, existing requirements, currently available facts, existing technology, and the Company’s assessment of the likely remediation actions to be taken.
The Company submitted a draft feasibility study to the Washington State Department of Ecology (“Washington State Ecology”) on September 8, 2010 (the “Feasibility Study”) which included recommendations for a range of remediation alternatives to primarily address the historical use of oils containing polychlorinated biphenyls, or PCBs, at the Company’s Trentwood facility in Spokane, Washington. During the first quarter of 2012, the Company continued to work with Washington State Ecology to revise the draft Feasibility Study and to determine viable remediation approaches. As of March 31, 2012, no agreement with Washington State Ecology had been reached on the final remediation approach. The draft Feasibility Study is still subject to further reviews and regulatory approvals before a final decree is issued with respect to such matter. The Company expects a consent decree to be issued in 2012.
At March 31, 2012, the Company’s environmental accrual of $21.7 represented the Company's best estimate of the incremental cost based on proposed alternatives in the draft Feasibility Study related to the Company’s Trentwood facility in Spokane, Washington and on investigational studies and other remediation activities occurring at certain other locations owned by the Company. The Company expects that these remediation actions will be taken over the next 30 years and estimates that the incremental direct costs attributable to the remediation activities to be charged to these environmental accruals will be approximately $1.0 in 2012, $3.6 in 2013, $1.8 in 2014, $0.8 in 2015, $0.6 in 2016, and $13.9 in years thereafter through the balance of the 30-year period.
As additional facts are developed, feasibility studies are completed, draft remediation plans are modified, necessary regulatory approvals for the implementation of remediation are obtained, alternative technologies are developed, and/or other factors change, there may be revisions to management’s estimates, and actual costs may exceed the current environmental accruals. The Company believes at this time that it is reasonably possible that undiscounted costs associated with these environmental matters may exceed current accruals by amounts that could be, in the aggregate, up to an estimated $18.7 over the next 30 years. It is reasonably possible that the Company’s recorded estimate of its obligation may change in the next 12 months.
     Other Contingencies. The Company is party to various lawsuits, claims, investigations, and administrative proceedings that arise in connection with past and current operations. The Company evaluates such matters on a case-by-case basis, and its policy is to vigorously contest any such claims it believes are without merit. The Company accrues for a legal liability when it is both probable that a liability has been incurred and the amount of the loss is reasonably estimable. Quarterly, in addition to when changes in facts and circumstances require it, the Company reviews and adjusts these accruals to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information, and events pertaining to a particular case. While uncertainties are inherent in the final outcome of such matters and it is presently impossible to determine the actual cost that may ultimately be incurred, management believes that it has sufficiently reserved for such matters and that the ultimate resolution of pending matters will not have a material adverse impact on its consolidated financial position, operating results, or liquidity.

Derivative Financial Instruments and Related Hedging Programs	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Related Hedging Programs
Derivative Financial Instruments and Related Hedging Programs
     Overview. In conducting its business, the Company, from time to time, enters into derivative transactions, including forward contracts and options, to limit its economic (i.e., cash) exposure resulting from (i) metal price risk related to its sale of fabricated aluminum products and the purchase of metal used as raw material for its fabrication operations, (ii) energy price risk relating to fluctuating prices of natural gas and electricity used in its production processes, and (iii) foreign currency requirements with respect to its foreign subsidiaries, investment and cash commitments for equipment purchases. Additionally, in connection with the issuance of the Notes, the Company purchased cash-settled Call Options relating to the Company’s common stock to limit its exposure to the cash conversion feature of the Notes (see Note 3). The Company may modify the terms of its derivative contracts based on operational needs or financing objectives. As the Company’s operational hedging activities are generally designed to lock in a specified price or range of prices, realized gains or losses on the derivative contracts utilized in the hedging activities generally offset at least a portion of any losses or gains, respectively, on the transactions being hedged at the time the transactions occur. However, due to mark-to-market accounting, during the term of the derivative contracts, significant unrealized, non-cash gains and losses may be recorded in the income statement.
     Hedges of Operational Risks. The Company’s pricing of fabricated aluminum products is generally intended to lock in a conversion margin (representing the value added from the fabrication process(es)) and to pass metal price fluctuations to its customers. However, in certain instances the Company enters into firm-price arrangements with its customers and incurs price risk on its anticipated aluminum purchases in respect of such customer orders. The Company uses third-party hedging instruments to limit exposure to metal price risks related to firm-price customer sales contracts. See Note 11 for additional information regarding the Company’s material derivative positions relating to hedges of operational risks, and their respective fair values.
During the quarters ended March 31, 2012 and March 31, 2011, total fabricated products shipments that contained fixed price terms were (in millions of pounds) 46.1 and 24.6, respectively. At March 31, 2012, the Fabricated Products segment held contracts for the delivery of fabricated aluminum products that have the effect of creating price risk on anticipated purchases of aluminum for the remainder of 2012, 2013 and 2014 and thereafter, totaling approximately (in millions of pounds) 106.1, 1.6 and 1.6, respectively.
A majority of the Company’s derivative contracts relating to hedges of operational risks contain credit-risk related contingencies, which the Company tries to minimize or offset through the management of counterparty credit lines, the utilization of options as part of the hedging activities, or both. The Company regularly reviews the creditworthiness of its derivative counterparties and does not expect to incur a significant loss from the failure of any counterparties to perform under any agreements.
     Hedges Relating to the Notes. As described in Note 3, the Company issued Notes in the aggregate principal amount of $175.0 on March 29, 2010. The conversion feature of the Notes can only be settled in cash and is required to be bifurcated from the Notes and treated as a separate derivative instrument. In order to offset the cash flow risk associated with the Bifurcated Conversion Feature, the Company purchased Call Options, which are accounted for as derivative instruments. The Company expects that the realized gain or loss from the Call Options will substantially offset the realized loss or gain of the Bifurcated Conversion Feature upon maturity of the Notes. However, because valuation assumptions for the Bifurcated Conversion Feature and the Call Option are not identical, over time the Company expects to record net unrealized gains and losses due to mark to market adjustments to the fair values of the two derivatives. (see Note 11 for additional information regarding the fair values of the Bifurcated Conversion Feature and the Call Options).
The following table summarizes the Company’s material derivative positions at March 31, 2012:

Commodity	Maturity Period	Notional Amount of contracts (mmlbs)
Aluminum —
Fixed priced purchase contracts	4/12 through 12/15	96.1
Fixed priced sales contracts	4/12 through 12/12	2.0
Midwest premium swap contracts[1]	4/12 through 12/12	77.2

Energy	Maturity Period	Notional Amount of contracts (mmbtu)
Natural gas —[2]
Call option purchase contracts	4/12 through 12/13	3,270,000
Put option sales contracts	4/12 through 12/13	3,270,000
Fixed priced purchase contracts	4/12 through 12/14	2,520,000

Electricity	Maturity Period	Notional Amount of contracts (Mwh)
Fixed priced purchase contracts	4/12 through 12/13	296,425

Hedges Relating to the Notes	Contract Period	Notional Amount of contracts (Common Shares)
Bifurcated Conversion Feature[3]	3/10 through 3/15	3,623,113
Call Options[3]	3/10 through 3/15	3,623,113
______________________

[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company’s purchases of primary aluminum.

[2]
As of March 31, 2012, the Company’s exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 58% and 25% of the expected natural gas purchases for the remainder of 2012, 2013 and 2014, respectively.

[3]
The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustments substantially similar to the anti-dilution adjustments for the Notes. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company’s common stock, the Call Options may only be settled in cash.

The Company reflects the fair value of its derivative contracts on a gross basis in the Consolidated Balance Sheets (see Note 2).
Realized and Unrealized Gain and Losses. Realized and unrealized gains (losses) associated with all derivative contracts consisted of the following, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Realized (losses) gains:
Aluminum	$(0.2)	$4.5
Natural Gas	(1.8)	(1.4)
Electricity	(0.7)	—
Total realized (losses) gains:	$(2.7)	$3.1
Unrealized gains (losses):
Aluminum	$5.2	$3.1
Natural Gas	(1.2)	1.2
Electricity	(0.9)	—
Call Options relating to the Notes	(8.8)	(2.0)
Cash conversion feature of the Notes	9.3	3.7
Total unrealized gains	$3.6	$6.0

Fair Value Measurements	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurements
     Overview
The Company applies the fair value hierarchy established by US GAAP for the recognition and measurement of assets and liabilities. An asset or liability's fair value classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counterparty risk in its assessment of fair value.
The fair values of financial assets and liabilities are measured on a recurring basis. The Company has elected not to carry any financial assets and liabilities at fair value, other than as required by US GAAP. Financial assets and liabilities that the Company carries at fair value, as required by GAAP include: (i) its derivative instruments, (ii) the plan assets of the VEBAs and the Company's Canadian defined benefit pension plan, and (iii) available for sale securities, consisting of investments related to the Company's deferred compensation plan (see Note 7). The Company records certain other financial assets and liabilities at carrying value, see tables below for the fair value disclosure of those assets and liabilities.
The majority of the Company's non-financial assets and liabilities, which include goodwill, intangible assets, inventories and property, plant, and equipment, are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually for goodwill), an evaluation of a non-financial asset or liability is required, potentially resulting in an adjustment to the carrying amount of such asset or liability. For the quarters ended March 31, 2012 and March 31, 2011, the Company concluded that none of its non-financial assets and liabilities subject to fair value assessments on a non-recurring basis required a material adjustment to the carrying amount of such assets and liabilities.
     Fair Values of Financial Assets and Liabilities
     Fair Values of Derivative Assets and Liabilities. The Company's derivative contracts are valued at fair value using significant observable and unobservable inputs.
Commodity, Foreign Currency and Energy Hedges - The fair values of a majority of these derivative contracts are based upon trades in liquid markets. Valuation model inputs can generally be verified, and valuation techniques do not involve significant judgment. The Company has some derivative contracts, however, that do not have observable market quotes. For these financial instruments, management uses significant other observable inputs (e.g., information concerning regional premiums for swaps). Where appropriate, valuations are adjusted for various factors, such as bid/offer spreads.
Bifurcated Conversion Feature and Call Options - The fair value of the Bifurcated Conversion Feature is measured as the difference in the estimated fair value of the Notes and the estimated fair value of the Notes without the cash conversion feature. The Notes are valued based on the trading price of the Notes each period-end (see “All Other Financial Assets and Liabilities” below). The fair value of the Notes without the cash conversion feature is the present value of the series of the remaining fixed income cash flows under the Notes, with a mandatory redemption in 2015.
The Call Options are valued using a binomial lattice valuation model. Significant inputs to the model are the Company's stock price, risk-free interest rate, credit spread, dividend yield, expected volatility of the Company's stock price, and probability of certain corporate events, all of which are observable inputs by market participants.
The significant assumptions used in the determining the fair value of the Call Options at March 31, 2012 were as follows:

Stock price at March 31, 2012	$47.26
Quarterly dividend yield (per share)[1]	$0.24
Risk-free interest rate[2]	0.51%
Credit spread (basis points)[3]	475
Expected volatility rate[4]	33%
______________________

[1]
The Company used a discrete quarterly dividend payment of $0.24 per share based on historical quarterly dividend payments. Although the quarterly dividend has been increased to $0.25 per share in 2012, the increased dividend does not affect the value of the Call Option as a result of anti-dilution adjustments.

[2]	The risk-free rate was based on the three-year Constant Maturity Treasury rate on March 31, 2012, compounded semi-annually.

[3]
The Company’s credit rating was estimated to be between BB- and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.

[4]
The volatility rate was based on both observed volatility, which is based on the Company’s historical stock price, and implied volatility from the Company’s traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance. While the stock price of the Company generally has the greatest influence on the fair values of both the Call Options and Bifurcated Conversion Feature, between December 31, 2011 and March 31, 2012, during which time the Company's stock price did not change materially, the change in the expected volatility rate had a greater impact on the values of these derivatives.

VEBA and Canadian Pension Plan Assets. The VEBA assets are managed by various investment advisors selected by the trustees of each of the VEBAs. The VEBA assets are outside of the Company's control, and the Company does not have insight into the investment strategies. The fair value of the VEBAs’ plan assets is based on information made available to the Company by the VEBA administrators.
The assets of the Company's Canadian pension plan are managed by advisors selected by the Company, with the investment portfolio subject to periodic review and evaluation by the Company's investment committee. The investment of assets in the Canadian pension plan is based upon the objective of maintaining a diversified portfolio of investments in order to minimize concentration of credit and market risks (such as interest rate, currency, equity price and liquidity risks). The degree of risk and risk tolerance take into account the obligation structure of the plan, the anticipated demand for funds and the maturity profiles required from the investment portfolio in light of these demands.
The fair value of the plan assets of the VEBAs and the Company's Canadian pension plan are measured annually on December 31 and are reflected in the Company's Consolidated Balance Sheets at fair value. In determining the fair value of the plan assets at each annual period end, the Company utilizes primarily the results of valuations supplied by the investment advisors responsible for managing the assets of each plan. See Note 13 of Notes to Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 for additional information with respect to the fair value of the plan assets of the VEBAs and the Company's Canadian pension plan.
Available for sale securities. The Company holds assets in various investment funds at certain registered investment companies in connection with its deferred compensation program (see Note 7). Such assets are accounted for as available for sale securities and are measured and recorded at fair value based on the net asset value of the investment funds on a recurring basis at amortized cost. Such fair value input is considered a Level 2 input.
All Other Financial Assets and Liabilities. The Company believes that the fair value of its cash and cash equivalents, accounts receivable, accounts payable approximate their respective carrying values due to their short maturities and nominal credit risk.
The Company believes that the fair value of the Nichols Promissory Note materially approximates its carrying amount in light of the Company’s credit profile, the interest rate applicable to the Nichols Promissory Note, and its remaining duration. The foregoing fair value assessment is considered to be a Level 2 valuation within the fair value hierarchy.
The fair value of the Note is based on trading price of the Notes and is considered a Level 1 input in the fair value hierarchy.
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.8	$—	$0.8
Fixed priced sales contracts	—	0.1	—	0.1
Midwest premium swap contracts	—	—	0.9	0.9

Hedges Relating to the Notes -
Call Options	—	37.5	—	37.5

All Other Financial Assets
Cash and cash equivalents	77.3	—	—	77.3
Available for sale securities	—	5.1	—	5.1
Total	$77.3	$43.5	$0.9	$121.7

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(4.1)	$—	$(4.1)
Natural Gas -
Put option sales contracts	—	(6.2)	—	(6.2)
Fixed priced purchase contracts	—	(2.0)	—	(2.0)
Electricity -
Fixed priced purchase contracts	—	(2.8)	—	(2.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(44.6)	—	(44.6)

All Other Financial Liabilities
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(210.4)	—	—	(210.4)
Total	$(210.4)	$(64.4)	$—	$(274.8)
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.3	$—	$0.3
Midwest premium swap contracts	—	—	0.1	0.1
Hedges Relating to the Notes -
Call Options	—	46.3	—	46.3

All Other Financial Assets:
Cash and cash equivalents	49.8	—	—	49.8
Available for sale securities	—	4.9	—	4.9
Total	$49.8	$51.5	$0.1	$101.4

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(7.8)	$—	$(7.8)
Midwest premium swap contracts	—	—	(0.1)	(0.1)
Natural Gas -
Put option sales contracts	—	(5.6)	—	(5.6)
Fixed priced purchase contracts	—	(1.3)	—	(1.3)
Electricity -
Fixed priced purchase contracts	—	(1.8)	—	(1.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(53.9)	—	(53.9)

All Other Financial Liabilities:
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(203.0)	—	—	(203.0)
Total	$(203.0)	$(75.1)	$(0.1)	$(278.2)

Financial instruments classified as Level 3 in the fair value hierarchy represent derivative contracts in which management has used at least one significant unobservable input in the valuation model. The following table presents a reconciliation of activity for the Midwest premium derivative contracts on a net basis:

Level 3
Balance at December 31, 2011	$—
Total realized/unrealized gains included in:
Cost of products sold, excluding depreciation, amortization and other items	0.9
Transactions involving Level 3 derivative contracts:
Purchases	0.1
Sales	—
Issuances	—
Settlements	(0.1)
Transactions involving Level 3 derivatives — net	—
Transfers in and (or) out of Level 3 valuation hierarchy	—
Balance at March 31, 2012	$0.9

Total gain included in Cost of products sold, excluding depreciation, amortization and other items, attributable to the change in unrealized gains/losses relating to derivative contracts held at March 31, 2012:	$0.8

     Fair Values of Non-financial Assets and Liabilities
     Idled Assets. Included within Property, plant and equipment - net as of both March 31, 2012 and December 31, 2011 was $5.4 of idled assets, comprised of acquired assets not placed in service of $4.3 and unused equipment from the closed Tulsa, Oklahoma facility of $1.1. The value of such assets was estimated using a combination of the cost approach and market approach. The cost approach uses replacement cost, and the market approach uses prices for similar assets to determine the value of assets, and both approaches use Level 3 fair value inputs.
     CAROs. The inputs in estimating the fair value of conditional asset retirement obligations, or CAROs, include: (i) the timing of when any such CARO cash flows may be incurred, (ii) incremental costs associated with special handling or treatment of CARO materials and (iii) the credit adjusted risk free rate applicable at the time additional CARO cash flows are estimated, all of which are considered Level 3 inputs as they involve significant judgment of the Company. There were no material adjustments to the estimated fair values of CAROs for either of the quarters ended March 31, 2012 or March 31, 2011. The estimated fair value of CARO liabilities at March 31, 2012 and December 31, 2011 was $4.1 and $4.0, respectively, based upon the application of a weighted-average credit-adjusted risk free rate of 9.1%. CAROs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).

Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic and diluted earnings per share were calculated as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Numerator:
Net income	$26.5	$10.8
Denominator — Weighted-average common shares outstanding (in thousands)[1]:
Basic	19,059	18,950
Diluted	19,161	19,161
Earnings per common share, Basic:
Net income per share	$1.39	$0.57
Earnings per common share, Diluted:
Net income per share	$1.38	$0.57
______________________

[1]
The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.

Options to purchase 20,791 common shares at an average exercise price of $80.01 per share were outstanding at both March 31, 2012 and December 31, 2011. The potential dilutive effect of such shares was zero for each of the periods presented. Warrants relating to approximately 3.6 million common shares at an average exercise price of approximately $61.35 per share remained outstanding through March 31, 2012. The potential dilutive effect of shares underlying the Warrants was zero for both earnings per share calculations presented above.
During the quarters ended March 31, 2012 and March 31, 2011, the Company paid approximately $4.9 ($0.25 per common share) and $4.7 ($0.24 per common share), respectively, in cash dividends to stockholders, including the holders of restricted stock, and dividend equivalents to the holders of restricted stock units and to the holders of performance shares with respect to approximately one half of the performance shares.

Segment and Geographical Area Information	3 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment and Geographical Area Information
Segment and Geographical Area Information
The Company's primary line of business is the production of semi-fabricated specialty aluminum products through 11 focused production facilities in the United States and one in Canada.
Each of the Company's North American production facilities is an operating segment. Such operating segments are aggregated for reporting purposes to one reportable segment, Fabricated Products. The Fabricated Products segment sells value-added products, such as aluminum sheet and plate and extruded and drawn products, which are primarily used in aerospace/high strength, general engineering, automotive, and other industrial applications.
The Company's operations consist of the Fabricated Products segment and two business units, Secondary Aluminum and Corporate and Other. The Secondary Aluminum business unit sells value-added products, such as ingot and billet, produced at Anglesey. The Corporate and Other business unit provides general and administrative support for the Company's operations. For purposes of segment reporting under GAAP, the Company treats the Fabricated Products segment as a reportable segment and combines the two other business units, Secondary Aluminum and Corporate and Other, into one category, which is referred to as All Other. All Other is not considered a reportable segment.
On January 1, 2012, management began reviewing the results of the primary aluminum hedging activities, which prior to January 1, 2012 had been reported in the Hedging business unit which was included in All Other, with the results of the Fabricated Products segment because such hedging activities with respect to primary aluminum are now conducted solely for the Fabricated Products segment. Accordingly, the results of primary aluminum hedging activities have been included in the Fabricated Products segment for the quarter ended March 31, 2012. Prior period results have been conformed to current period presentation, which resulted in an increase of $3.3 in operating income of the Fabricated Products segment for the quarter ended March 31, 2011, and an increase of $0.6 in Fabricated Products segment assets as of December 31, 2011.
The accounting policies of the Fabricated Products segment are the same as those described in Note 1. Segment results are evaluated internally by management before any allocation of corporate overhead and without any charge for income taxes, interest expense, or Other operating charges, net.
The following tables provide financial information by operating segment for each period or as of each period-end, as applicable:

	Quarter Ended
	March 31,
	2012	2011
Net Sales:
Fabricated Products	$365.4	$322.6
Segment Operating Income (Loss):
Fabricated Products [1,2]	$54.1	$27.0
All Other[3]	(7.9)	(7.2)
Total operating income	$46.2	$19.8
Interest expense	(4.1)	(4.5)
Other income (expense), net	0.7	1.7
Income before income taxes	$42.8	$17.0
Depreciation and Amortization:
Fabricated Products	$6.2	$6.2
All Other	0.1	0.1
Total depreciation and amortization	$6.3	$6.3
Capital expenditures:
Fabricated Products	$8.8	$6.2
All Other	0.2	—
Total capital expenditures	$9.0	$6.2
Income Taxes Paid:
Fabricated Products —
United States	$—	$0.1
Canada	0.2	—
Total income taxes paid	$0.2	$0.1

	March 31, 2012	December 31, 2011
Segment assets:
Fabricated Products	$647.6	$637.0
All Other[4]	742.7	683.6
Total assets	$1,390.3	$1,320.6
______________________

1.	Operating results in the Fabricated Products segment for the quarters ended March 31, 2012 and March 31, 2011 included LIFO inventory (benefits) charges of $(2.9) and $14.9, respectively.

2.
Fabricated Products segment results for the quarter ended March 31, 2012 include non-cash mark-to-market gains (losses) on primary aluminum, natural gas and electricity hedging activities totaling $5.2, $(1.2) and $(0.9), respectively. Fabricated Products segment results for the quarter ended March 31, 2011 include non-cash mark-to-market gains on primary aluminum and natural gas hedging activities totaling $3.1 and $1.2, respectively. For further discussion regarding mark-to-market matters, see Note 10.

3.	Operating results in All Other represent operating expenses in the Corporate and Other business unit.

4.	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBAs and net deferred income tax assets.

Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Quarter Ended
	March 31,
	2012	2011
Supplemental disclosure of cash flow information:
Interest paid	$0.4	$0.6
Income taxes paid	$0.2	$0.1
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	$1.8	$0.7

Other Income (Expense), Net	3 Months Ended
Mar. 31, 2012
Other Income and Expenses [Abstract]
Other Income (Expense), Net
Other Income (Expense), Net
Other income (expense), net consisted of the following, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Interest income	$0.1	$0.1
Unrealized gains on financial derivatives[1]	0.5	1.7
All other, net	0.1	(0.1)
Other non-operating income (expense), net	$0.7	$1.7
______________________

[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.

Other Comprehensive Income	3 Months Ended
Mar. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Other Comprehensive Income Disclosure
Other Comprehensive Income
The following table presents the tax effect allocated to each component of Other comprehensive income for each period presented:

	Before-Tax	Income Tax	Net-of-Tax
	Amount	Expense	Amount
Quarter ended March 31, 2012
Defined benefit pension plan and VEBAs:
Reclassification adjustments:
Less: amortization of net actuarial loss	$0.8	$(0.3)	$0.5
Less: amortization of prior service cost	1.0	(0.4)	0.6
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs	1.8	(0.7)	1.1
Unrealized gain on available for sale securities	0.3	—	0.3
Foreign currency translation adjustment	(0.3)	—	(0.3)
Other comprehensive income	$1.8	$(0.7)	$1.1

Quarter ended March 31, 2011
Defined benefit pension plan and VEBAs:
Reclassification adjustments:
Less: amortization of net actuarial loss	$0.1	$—	$0.1
Less: amortization of prior service cost	1.0	(0.4)	0.6
Total income recognized in Accumulated other comprehensive income related to defined benefit pension plans	1.1	(0.4)	0.7
Foreign currency translation adjustment	(0.3)	—	(0.3)
Other comprehensive income	$0.8	$(0.4)	$0.4

Restatement of Previously Issued Financial Statements	3 Months Ended
Mar. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Consolidated Financial Statements

The Company accounts for the VEBAs as defined benefit postretirement plans with the current VEBA assets and future variable contributions and earnings thereon operating as a cap on the benefits to be paid. Subsequent to the issuance of the consolidated financial statements for the year ended December 31, 2010, the Company identified errors in the accuracy and completeness of the data previously provided by the Union VEBA. The Company determined that it had omitted certain deferred retirees from the Union VEBA's participant population and misinterpreted the benefit election of certain participants for the years ended December 31, 2009 and December 31, 2010. As a result of this omission and misinterpretation, the Company has restated the consolidated financial statements for the years ended December 31, 2009 and December 31, 2010 and each of the interim periods in 2010 and 2011 to reflect the full effects of these errors, which management believes are not material to its previously issued consolidated financial statements.

The following is a summary of the effects of the restatement on the Company's Statements of Consolidated Income, Statements of Comprehensive Income and Statements of Cash Flows for the quarter ended March 31, 2011 (in millions of dollars, except per share amounts):

	Quarter ended March 31, 2011
	Previously Reported	Adjustment	Restated
Statements of Consolidated Income:
Selling, administrative, research and development, and general	$14.9	$0.7	$15.6
Total costs and expenses	302.1	0.7	302.8
Operating income	20.5	(0.7)	19.8
Income before income taxes	17.7	(0.7)	17.0
Income tax provision	(6.4)	0.2	(6.2)
Net income	$11.3	$(0.5)	$10.8
Earnings per common share, Basic:
Net income per share	$0.59	$(0.02)	$0.57
Earnings per common share, Diluted:
Net income per share	$0.59	$(0.02)	$0.57

Statements of Consolidated Comprehensive Income:[1]
Net income	$11.3	$(0.5)	$10.8
Other comprehensive income:
Reclassification adjustments:
Less: amortization of net actuarial loss	—	0.1	0.1
Less: amortization of prior service cost	—	1.0	1.0
Less: tax impact on amortization of prior service cost	—	(0.4)	(0.4)
Other comprehensive (loss) income, net of tax	(0.3)	0.7	0.4
Comprehensive income	$11.0	$0.2	$11.2

Statements of Consolidated Cash Flows:
Net income	$11.3	$(0.5)	$10.8
Deferred income taxes	6.1	(0.3)	5.8
Non-cash net periodic benefit income[2]	—	(1.5)	(1.5)
Other non-cash charges[2]	$(2.2)	$2.3	$0.1
______________________________

[1]
Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.

2.
Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated events subsequent to March 31, 2012, to assess the need for potential recognition or disclosure in this Report. Such events were evaluated through the date these financial statements were issued. Based upon this evaluation, it was determined that no subsequent events occurred that require recognition in the consolidated financial statements and that the following items represent subsequent events that merit disclosure herein:
     Dividend Declaration. On April 16, 2012, the Company announced that its Board of Directors declared a cash dividend of $0.25 per common share or $4.9 (including dividend equivalents), which will be paid on or about May 15, 2012 to stockholders of record at the close of business on April 26, 2012.

Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Notes)	3 Months Ended
Mar. 31, 2012
Guarantor and Non-Guarantor Financial Statement [Abstract]
Guarantor and Non-Guarantor Financial Statements
19. Condensed Guarantor and Non-Guarantor Financial Information

On May 23, 2012, Kaiser Aluminum Corporation (the "Parent") issued $225.0 aggregate principal amount of its 8.250% Senior Notes due 2020 (the “Senior Notes”) pursuant to an indenture, dated May 23, 2012 (the “Indenture”), among the Parent, the subsidiary guarantors party thereto (the “Guarantor Subsidiaries”) and Wells Fargo Bank, National Association, as trustee (the “Trustee”). The Guarantor Subsidiaries currently include Kaiser Aluminum Investments Company, Kaiser Aluminum Fabricated Products, LLC, Kaiser Aluminum Mill Products Inc., Kaiser Aluminum Washington, LLC and Kaiser Aluminum Alexco, LLC, all of which are 100% owned by the Parent. The guarantees are full and unconditional and joint and several.

Pursuant to the requirements of Section 210.3-10(f) of Regulation S-X, the following tables present the condensed consolidating balance sheets as of March 31, 2012 and December 31, 2011, and the condensed consolidating statements of comprehensive income and condensed consolidating statements of cash flow for the quarters ended March 31, 2012 and March 31, 2011 for (i) the Parent and issuer, (ii) the Guarantor Subsidiaries on a combined basis, (iii) the Non-Guarantor Subsidiaries (as defined below) on a combined basis, (iv) Consolidating Adjustments, and (v) total consolidated amounts. In the following tables, "Non-Guarantor Subsidiaries" refers to Kaiser Aluminum Canada Limited, Trochus Insurance Company, DCO Management, LLC, Kaiser Aluminum France, S.A.S. and Kaiser Aluminum Beijing Trading Company; and "Consolidating Adjustments" represent the adjustments necessary to eliminate the investments in the Company's subsidiaries and other intercompany sales and cost of sales transactions. The condensed consolidating financial information should be read in conjunction with the consolidated financial statements herein.

CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$71.6	$0.7	$—	$77.3
Receivables:
Trade, less allowance for doubtful receivables	—	125.8	4.3	—	130.1
Intercompany receivables	—	—	2.9	(2.9)	—
Other	—	0.9	0.4	—	1.3
Inventories	—	189.4	8.8	—	198.2
Prepaid expenses and other current assets	—	74.5	0.8	—	75.3
Total current assets	5.0	462.2	17.9	(2.9)	482.2
Investments in and advances to unconsolidated affiliates	1,111.9	7.3	—	(1,119.2)	—
Property, plant, and equipment — net	—	358.8	12.0	—	370.8
Long-term intercompany receivables	—	22.3	2.5	(24.8)	—
Net asset in respect of VEBA(s)	—	213.4	—	—	213.4
Deferred tax assets — net	—	178.9	(0.6)	8.6	186.9
Intangible assets — net	—	36.8	—	—	36.8
Goodwill	—	37.2	—	—	37.2
Other assets	41.0	18.9	3.1	—	63.0
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$0.1	$57.0	$8.3	$—	$65.4
Intercompany payable	—	2.9	—	(2.9)	—
Accrued salaries, wages, and related expenses	—	29.2	2.4	—	31.6
Other accrued liabilities	4.1	37.1	1.4	—	42.6
Payable to affiliate	—	22.4	—	—	22.4
Long-term debt-current portion	—	1.7	—	—	1.7
Total current liabilities	4.2	150.3	12.1	(2.9)	163.7
Net liability in respect of VEBA	—	20.4	—	—	20.4
Long-term intercompany payable	22.0	2.5	0.3	(24.8)	—
Long-term liabilities	44.6	53.7	17.8	—	116.1
Cash convertible senior notes	149.8	—	—	—	149.8
Other long-term debt	—	3.0	—	—	3.0
Total liabilities	220.6	229.9	30.2	(27.7)	453.0

Total stockholders’ equity	937.3	1,105.9	4.7	(1,110.6)	937.3
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$43.0	$1.8	$—	$49.8
Receivables:
Trade, less allowance for doubtful receivables	—	96.0	2.9	—	98.9
Intercompany receivables	—	2.3	0.2	(2.5)	—
Other	—	0.8	0.4	—	1.2
Inventories	—	196.6	9.1	—	205.7
Prepaid expenses and other current assets	6.9	71.0	1.0	—	78.9
Total current assets	11.9	409.7	15.4	(2.5)	434.5
Investments in and advances to unconsolidated affiliates	1,036.9	5.8	—	(1,042.7)	—
Property, plant, and equipment — net	—	355.9	11.9	—	367.8
Long-term intercompany receivables	—	22.0	2.5	(24.5)	—
Net asset in respect of VEBA(s)	—	144.7	—	—	144.7
Deferred tax assets — net	—	218.9	(0.6)	8.6	226.9
Intangible assets — net	—	37.2	—	—	37.2
Goodwill	—	37.2	—	—	37.2
Other assets	50.2	19.2	2.9	—	72.3
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$57.1	$5.1	$—	$62.2
Intercompany payable	—	0.2	2.3	(2.5)	—
Accrued salaries, wages, and related expenses	—	28.7	2.2	—	30.9
Other accrued liabilities	2.2	38.0	0.8	—	41.0
Payable to affiliate	—	14.4	—	—	14.4
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.2	139.7	10.4	(2.5)	149.8
Net liability in respect of VEBA	—	20.6	—	—	20.6
Long-term intercompany payable	22.0	2.5	—	(24.5)	—
Long-term liabilities	54.0	53.5	18.5	—	126.0
Cash convertible senior notes	148.0		—	—	148.0
Other long-term debt	—	3.4	—	—	3.4
Total liabilities	226.2	219.7	28.9	(27.0)	447.8

Total stockholders’ equity	872.8	1,030.9	3.2	(1,034.1)	872.8
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6

CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$355.5	$32.6	$(22.7)	$365.4
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	287.4	29.9	(22.3)	295.0
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.5	17.7	—	(0.3)	17.9
Total costs and expenses	0.5	311.2	30.1	(22.6)	319.2
Operating (loss) income	(0.5)	44.3	2.5	(0.1)	46.2
Other (expense) income:
Interest expense	(4.0)	(0.1)	—	—	(4.1)
Other income (expense), net	0.5	0.2	—	—	0.7
Income before income taxes	(4.0)	44.4	2.5	(0.1)	42.8
Income tax provision	—	(16.8)	(0.7)	1.2	(16.3)
Earnings in equity of subsidiaries	30.5	1.7	—	(32.2)	—
Net income	$26.5	$29.3	$1.8	$(31.1)	$26.5

Comprehensive income (loss)	$27.6	$30.7	$1.5	$(32.2)	$27.6
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$312.9	$35.0	$(25.3)	$322.6
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	272.6	33.1	(24.8)	280.9
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.4	13.8	1.9	(0.5)	15.6
Total costs and expenses	0.4	292.5	35.2	(25.3)	302.8
Operating (loss) income	(0.4)	20.4	(0.2)	—	19.8
Other (expense) income:
Interest expense	(3.8)	(0.7)	—	—	(4.5)
Other income (expense), net	1.6	0.1	—	—	1.7
Income before income taxes	(2.6)	19.8	(0.2)	—	17.0
Income tax provision	—	(7.0)	(0.4)	1.2	(6.2)
Earnings in equity of subsidiaries	13.4	(0.6)	—	(12.8)	—
Net income (loss)	$10.8	$12.2	$(0.6)	$(11.6)	$10.8

Comprehensive income (loss)	$11.2	$12.9	$(0.9)	$(12.0)	$11.2
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$0.1	$35.7	$(0.8)	$—	$35.0
Cash flows from investing activities:
Capital expenditures	—	(8.7)	(0.3)	—	(9.0)
Change in restricted cash	6.9	0.3	—	—	7.2
Net cash used in investing activities	6.9	(8.4)	(0.3)	—	(1.8)
Cash flows from financing activities:
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	1.3	—	—	1.3
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	—	—	—	(2.1)
Cash dividend paid to stockholders	(4.9)	—	—	—	(4.9)
Net cash (used in) provided by financing activities	(7.0)	1.3	—	—	(5.7)
Net increase (decrease) in cash and cash equivalents during the period	—	28.6	(1.1)	—	27.5
Cash and cash equivalents at beginning of period	5.0	43.0	1.8	—	49.8
Cash and cash equivalents at end of period	$5.0	$71.6	$0.7	$—	$77.3

CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$5.8	$10.2	$(0.2)	$—	$15.8
Cash flows from investing activities:
Capital expenditures	—	(5.8)	(0.4)	—	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	—	(83.2)	—	—	(83.2)
Net cash used in investing activities	—	(89.0)	(0.4)	—	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	—	(0.3)	—	—	(0.3)
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(1.1)	—	—	—	(1.1)
Cash dividend paid to stockholders	(4.7)	—	—	—	(4.7)
Net cash used in financing activities	(5.8)	(0.3)	—	—	(6.1)
Net decrease in cash and cash equivalents during the period	—	(79.1)	(0.6)	—	(79.7)
Cash and cash equivalents at beginning of period	5.0	129.6	1.0	—	135.6
Cash and cash equivalents at end of period	$5.0	$50.5	$0.4	$—	$55.9

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization and Nature of Operations
Organization and Nature of Operations. Kaiser Aluminum Corporation (together with its subsidiaries, unless the context otherwise requires, the “Company”) specializes in the production of semi-fabricated specialty aluminum products, with its operations consisting of one reportable segment in the aluminum industry, referred to herein as Fabricated Products. The Company also owns a non-controlling interest in a secondary aluminum facility. See Note 13 for additional information regarding the Company’s reportable segment and its other business units, referred to herein as All Other

Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, these financial statements do not include all of the disclosures required by US GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements furnished herein include all adjustments (all of which are of a normal recurring nature unless otherwise noted) necessary to present fairly the results for the interim periods presented. Intercompany balances and transactions are eliminated. The consolidated financial statements include the results of manufacturing facilities acquired by the Company from the effective date of each acquisition.
The Company has suspended the use of the equity method of accounting with respect to its 49% non-controlling interest in Anglesey Aluminium Limited ("Anglesey"). As a result, the Company did not record equity in income from Anglesey for any of the periods presented herein. The carrying amount of the Company’s investment in Anglesey was zero at both March 31, 2012 and December 31, 2011. The Company does not anticipate resuming the use of the equity method of accounting with respect to its investment in Anglesey during the next 12 months. See Note 3 of Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2010 for additional details on our investment in Anglesey and the suspension of equity method of accounting with respect to our ownership in Anglesey.

Use of Estimates in the Preparation of Financial Statements
 Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in accordance with US GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions, which could have a material effect on the reported amounts of the Company’s consolidated financial position and results of operations.

Recognition of Sales
  Recognition of Sales. Sales are generally recognized on a gross basis when title, ownership and risk of loss pass to the buyer and collectability is reasonably assured. A provision for estimated sales returns from, and allowances to, customers is made in the same period as the related revenues are recognized, based on historical experience or the specific identification of an event necessitating a reserve.
From time to time, in the ordinary course of business, the Company may enter into agreements with customers in which the Company, in return for a fee, agrees to reserve certain amounts of its existing production capacity for the customer, defer an existing customer purchase commitment into future periods and reserve certain amounts of its expected production capacity in those periods for the customer, or cancel or reduce existing commitments under existing contracts. These agreements may have terms or impact periods exceeding one year.
Certain of the capacity reservation and commitment deferral agreements provide for periodic, such as quarterly or annual, billing for the duration of the contract. For capacity reservation agreements, the Company recognizes revenue ratably over the period of the capacity reservation. Accordingly, the Company may recognize revenue prior to billing reservation fees. Unbilled receivables are included within Trade receivables on the Company’s Consolidated Balance Sheets (see Note 2). For commitment deferral agreements, the Company recognizes revenue upon the earlier occurrence of the related sale of product or the end of the commitment period. In connection with other agreements, the Company may collect funds from customers in advance of the periods for which (i) the production capacity is reserved, (ii) commitments are deferred, (iii) commitments are reduced or (iv) performance is completed, in which event the recognition of revenue is deferred until the fee is earned. Any unearned fees are included within Other accrued liabilities or Long-term liabilities, as appropriate, on the Company’s Consolidated Balance Sheets (see Note 2).

Stock-Based Compensation
  Stock-Based Compensation. Stock-based compensation in the form of service-based awards is provided to executive officers, certain employees and directors, and is accounted for at fair value. The Company measures the cost of services received in exchange for an award of equity instruments based on the grant-date fair value of the award and the number of awards expected to ultimately vest. The cost of an award is generally recognized as an expense over the requisite service period of the award on a straight-line basis unless the award is deemed to no longer be subject to a substantial risk of forfeiture for tax purposes and deemed to be income earned by the participant despite the underlying share remaining unvested. The Company has elected to amortize compensation expense for equity awards with graded vesting using the straight-line method (see Note 8).
The Company also grants performance-based awards to executive officers and other key employees. These awards are subject to performance requirements pertaining to the Company’s economic value added (“EVA”) performance, measured over specified three year performance periods. EVA is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year, as defined in the Company’s annual long-term incentive (“LTI”) programs. The number of performance shares, if any, that will ultimately vest and result in the issuance of common shares depends on the average annual EVA achieved for the specified three-year performance periods. The fair value of performance-based awards is measured based on the most probable outcome of the performance condition, which is estimated quarterly using the Company’s forecast and actual results. The Company expenses the fair value, after assuming an estimated forfeiture rate, over the specified three-year performance periods on a ratable basis (see Note 8).

Inventories
 Inventories. Inventories are stated at the lower of cost or market value. Finished products, work-in-process and raw material inventories are stated on the last-in, first-out (“LIFO”) basis. The Company recorded net non-cash LIFO (benefit) charge of approximately $(2.9) and $14.9 during the quarters ended March 31, 2012 and March 31, 2011, respectively. These amounts are primarily a result of changes in metal prices and changes in inventory volumes. The excess of current cost over the stated LIFO value of inventory at March 31, 2012 and December 31, 2011 was $26.4 and $29.4, respectively. Other inventories, principally operating supplies and repair and maintenance parts, are stated at average cost. Inventory costs consist of material, labor and manufacturing overhead, including depreciation. Abnormal costs, such as idle facility expenses, freight, handling costs and spoilage, are accounted for as current period charges. All of the Company’s inventories at March 31, 2012 and December 31, 2011 were included in the Fabricated Products segment (see Note 2 for the components of inventories).

Property, Plant and Equipment - Net
   Property, Plant, and Equipment – Net. Property, plant and equipment is recorded at cost (see Note 2). Construction in progress is included within Property, plant, and equipment – net in the Consolidated Balance Sheets. Interest related to the construction of qualifying assets is capitalized as part of the construction costs. The aggregate amount of interest capitalized is limited to the interest expense incurred in the period. The amount of interest expense capitalized as construction in progress was $0.6 and $0.2 during the quarters ended March 31, 2012 and March 31, 2011, respectively.
Depreciation is computed using the straight-line method at rates based on the estimated useful lives of the various classes of assets. Capital lease assets and leasehold improvements are depreciated on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term. Depreciation expense is not included in Cost of products sold, excluding depreciation, amortization and other items, but is included in Depreciation and amortization on the Statements of Consolidated Income. For the quarters ended March 31, 2012 and March 31, 2011, the Company recorded depreciation expense of $5.8 and $5.6, respectively, relating to the Company’s operating facilities in its Fabricated Products segment. An immaterial amount of depreciation expense was also recorded relating to the Company’s Corporate and Other business unit for all periods presented in this Report.

Property, Plant and Equipment, Impairment
Property, plant and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or group of assets may not be recoverable. The Company regularly assesses whether events and circumstances with the potential to trigger impairment have occurred and relies on a number of factors, including operating results, business plans, economic projections, and anticipated future cash flow, to make such assessments. The Company uses an estimate of the future undiscounted cash flows of the related asset or asset group over the estimated remaining life of such asset(s) in measuring whether the asset(s) are recoverable. Measurement of the amount of impairment, if any, is based on the difference between the carrying value of the asset(s) and the estimated fair value of such asset(s). Fair value is determined through a series of standard valuation techniques. See “Fair Values of Non-financial Assets and Liabilities” in Note 11 for additional information regarding fair value assessments relating to certain property, plant and equipment.
Property, plant and equipment held for future development are presented as idled assets. Such assets are evaluated for impairment on a held-and-used basis. Depreciation expense is not adjusted when assets are temporarily idled.

Goodwill and Intangible Assets
Goodwill and Intangible Assets. Goodwill is tested for impairment on an annual basis during the fourth quarter as well as on an interim basis, as warranted, at the time of relevant events and changes in circumstances. Intangible assets with definite lives are initially recognized at fair value and subsequently amortized over the estimated useful lives to reflect the pattern in which the economic benefits of the intangible assets are consumed. In the event the pattern cannot be reliably determined, the Company uses a straight-line amortization method. Whenever events or changes in circumstances indicate that the carrying amount of the intangible assets may not be recoverable, the intangible assets are reviewed for impairment.

Conditional Asset Retirement Obligations
Conditional Asset Retirement Obligations (“CAROs”). The Company has CAROs at several of its fabricated products facilities. The vast majority of such CAROs consist of incremental costs that would be associated with the removal and disposal of asbestos (all of which is believed to be fully contained and encapsulated within walls, floors, roofs, ceilings or piping) at certain of the Company's older facilities; if such facilities were to undergo major renovation or be demolished. The Company estimates incremental costs for special handling, removal and disposal costs of materials that may or will give rise to CAROs and then discounts the expected costs back to the current year using a credit-adjusted, risk-free rate. The Company recognizes liabilities and costs for CAROs even if it is unclear when or if CAROs will be triggered. When it is unclear when or if CAROs will be triggered, the Company uses probability weighting for possible timing scenarios to determine the probability-weighted amounts that should be recognized in the Company's consolidated financial statements (see Note 11).

Self Insurance of Employee Health and Workers' Compensation Liabilities
Self Insurance of Employee Health and Workers’ Compensation Liabilities. The Company is primarily self-insured for group health insurance and workers’ compensation benefits provided to employees. The Company purchases stop-loss insurance to protect against annual health insurance claims at both the individual and aggregate level. Self insurance liabilities are estimated for claims incurred-but-not-paid based on judgment, using the Company’s historical claim data and information and analysis provided by actuarial and claim advisors, our insurance carriers and other professionals. The Company accounts for accrued liability relating to workers’ compensation claims on a discounted basis. The undiscounted workers’ compensation liabilities were $24.2 and $24.3 at March 31, 2012 and December 31, 2011, respectively, and a discount rate of 1% was used on both dates to estimate discounted liabilities. The accrued liability for health insurance and workers’ compensation claims is included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).

Environmental Contingencies
Environmental Contingencies. With respect to environmental loss contingencies, the Company records a loss contingency whenever a contingency is probable and reasonably estimable. Accruals for estimated losses from environmental remediation obligations are generally recognized no later than the completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Accruals for expected environmental costs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2). Environmental expense relating to continuing operations is included in Cost of products sold, excluding depreciation, amortization and other items in the Statement of Consolidated Income. Environmental expense relating to non-operating locations is included in Selling, administrative, research and development, and general in the Statement of Consolidated Income.

Derivative Financial Instruments
Derivative Financial Instruments. Hedging transactions using derivative financial instruments are primarily designed to mitigate the Company’s exposure to changes in prices for certain of the products which the Company sells and consumes and, to a lesser extent, to mitigate the Company’s exposure to changes in foreign currency exchange rates. From time to time, the Company also enters into hedging arrangements in connection with financing transactions to mitigate financial risks.
The Company does not utilize derivative financial instruments for trading or other speculative purposes. The Company’s derivative activities are initiated within guidelines established by management and approved by the Company’s Board of Directors. Hedging transactions are executed centrally on behalf of all of the Company’s business units to minimize transaction costs, monitor consolidated net exposures and allow for increased responsiveness to changes in market factors.
The Company recognizes all derivative instruments as assets or liabilities in its Consolidated Balance Sheets and measures these instruments at fair value by “marking-to-market” all of its hedging positions at each period-end (see Note 11). Because the Company does not meet the documentation requirements for hedge (deferral) accounting, unrealized and realized gains and losses associated with hedges of operational risks are reflected as a reduction or increase in Cost of products sold, excluding depreciation, amortization and other items. Unrealized and realized gains and losses relating to hedges of financing transactions are reflected as a component of Other income (expense), net (see Note 15). See Note 10 for additional information about realized and unrealized gains and losses relating to the Company’s derivative financial instruments.

Fair Value Measurement
Fair Value Measurement. The Company applies the provisions of Accounting Standards Update (“ASU”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring the fair value of its derivative contracts, plan assets invested by certain of the Company's employee benefit plans and its cash convertible senior notes (see Note 11).

Earnings Per Share
Earnings per Share. Basic earnings per share is computed by dividing earnings by the weighted-average number of common shares outstanding during the applicable period. The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The shares owned by a voluntary employee's beneficiary association (“VEBA”) for the benefit of certain union retirees, their surviving spouses and eligible dependents (the “Union VEBA”) that are subject to transfer restrictions, while treated in the Consolidated Balance Sheets as being similar to treasury stock (i.e., as a reduction in Stockholders' equity), are included in the computation of basic weighted-average number of common shares outstanding because such shares were irrevocably issued and have full dividend and voting rights. Diluted earnings per share is calculated under the treasury stock method (see Note 12).

Concentration of Credit Risk
Concentration of Credit Risk. Financial arrangements which potentially subject the Company to concentrations of credit risk consist of metal, currency, electricity and natural gas derivative contracts, certain cash-settled call options that the Company purchased in March 2010 (the “Call Options”) (see Note 3), and arrangements related to the Company’s cash equivalents. If the market value of the Company’s net commodity and currency derivative positions with certain counterparties exceeds the applicable threshold, if any, the counterparty is required to transfer cash collateral in excess of the threshold to the Company. Conversely, if the market value of these net derivative positions falls below a specified threshold, the Company is required to transfer cash collateral below the threshold to certain counterparties. At both March 31, 2012 and December 31, 2011, the Company had no margin deposits with or from its counterparties.
The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts used in hedging activities as well as failure of counterparties to return cash collateral previously transferred to the counterparties. The counterparties to the Company’s derivative contracts are major financial institutions, and the Company does not expect nonperformance by any of its counterparties.
The Company places its cash in bank deposits and money market funds with high credit quality financial institutions which invest primarily in commercial paper and time deposits of prime quality, short-term repurchase agreements, and U.S. government agency notes. The Company has not experienced losses on its temporary cash investments.

New Accounting Pronouncements
New Accounting Pronouncements. ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), was issued in November 2011. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to adopt ASU 2011-11 for reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact on its financial statements.

Supplemental Balance Sheet Information (Tables)	3 Months Ended
Mar. 31, 2012
Supplemental Balance Sheet Information [Abstract]
Trade Receivables

	March 31, 2012	December 31, 2011
Trade Receivables.
Billed trade receivables	$128.8	$98.9
Unbilled trade receivables – Note 1	2.2	0.9
Trade receivables, gross	131.0	99.8
Allowance for doubtful receivables	(0.9)	(0.9)
Trade receivables, net	$130.1	$98.9

Inventories

Inventories.
Finished products	$67.5	$75.9
Work in process	69.6	57.5
Raw materials	46.2	58.1
Operating supplies and repairs and maintenance parts	14.9	14.2
Total	$198.2	$205.7

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets.
Current derivative assets – Notes 10 and 11	$1.4	$—
Current deferred tax assets	63.0	63.0
Current portion of option premiums paid – Notes 10 and 11	0.4	0.4
Short-term restricted cash	0.9	7.8
Prepaid taxes	3.7	3.8
Prepaid expenses	5.9	3.9
Total	$75.3	$78.9

Property, Plant and Equipment

Property, Plant and Equipment - Net.
Land and improvements	$22.6	$22.6
Buildings and leasehold improvements	49.3	45.9
Machinery and equipment	362.7	356.7
Construction in progress	23.6	24.1
Active property, plant and equipment, gross	458.2	449.3
Accumulated depreciation	(92.8)	(86.9)
Active property, plant and equipment, net	365.4	362.4
Idled equipment	5.4	5.4
Total	$370.8	$367.8

Other Assets

Other Assets.
Derivative assets – Notes 10 and 11	$37.4	$46.2
Option premiums paid – Notes 10 and 11	0.1	0.1
Restricted cash	10.1	10.4
Long-term income tax receivable	2.9	2.8
Deferred financing costs	7.2	7.8
Available for sale securities	5.1	4.9
Other	0.2	0.1
Total	$63.0	$72.3

Other Accrued Liabilities

Other Accrued Liabilities.
Current derivative liabilities – Notes 10 and 11	$12.8	$14.8
Current portion of option premiums received – Notes 10 and 11	0.1	0.1
Taxes payable	5.6	2.6
Accrued freight	2.5	2.4
Short-term environmental accrual – Note 9	1.3	1.2
Accrued interest	4.4	2.3
Short-term deferred revenue – Note 1	11.3	13.5
Other	4.6	4.1
Total	$42.6	$41.0

Long-term Liabilities

Long-term Liabilities.
Derivative liabilities – Notes 10 and 11	$46.7	$55.5
Option premiums received – Notes 10 and 11	0.1	0.1
Income tax liabilities	13.9	13.4
Workers’ compensation accruals	20.5	20.8
Long-term environmental accrual – Note 9	20.4	20.8
Long-term asset retirement obligations	3.9	3.8
Long-term deferred revenue – Note 1	2.2	3.3
Deferred compensation liability	5.5	5.1
Other long-term liabilities	2.9	3.2
Total	$116.1	$126.0

Cash Convertible Senior Notes and Related Transactions (Tables)	3 Months Ended
Mar. 31, 2012
Cash Convertible Senior Notes and Related Transactions [Abstract]
Principal amount, carrying amount, and interest expense of the notes
The following tables provide additional information regarding the Notes:

	March 31, 2012	December 31, 2011
Principal amount	$175.0	$175.0
Less: unamortized issuance discount	(25.2)	(27.0)
Carrying amount, net of discount	$149.8	$148.0

	Quarter Ended
	March 31,
	2012	2011
Contractual coupon interest	$2.0	$2.0
Amortization of discount and deferred financing costs	2.0	1.9
Total interest expense[1]	$4.0	$3.9
______________________

[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress.

Secured Debt and Credit Facilities (Tables)	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Secured credit facility and long-term debt
Secured debt and credit facilities consisted of the following:

	March 31, 2012	December 31, 2011
Revolving credit facility	$—	$—
Other notes payable	4.7	4.7
Total	4.7	4.7
Less – current portion of secured debt and credit facilities	(1.7)	(1.3)
Long-term secured debt and credit facilities	$3.0	$3.4

Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable intangible assets
Identifiable intangible assets at March 31, 2012 and December 31, 2011 are comprised of the following:
March 31, 2012:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(2.0)	$36.5
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.2)	0.2
Total	24	$39.7	$(2.9)	$36.8
December 31, 2011:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(1.7)	$36.8
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.1)	0.3
Total	24	$39.7	$(2.5)	$37.2

Expected amortization of intangible assets for the next five years	The expected amortization of intangible assets for the remainder of 2012 and the next four calendar years and thereafter is as follows:

2012	$1.4
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$36.8

Income Tax Matters (Tables)	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Tax Provision	Tax Provision. The provision for incomes taxes, for each period presented, consisted of the following:

	Quarter Ended
	March 31,
	2012	2011
Domestic	$15.6	$5.7
Foreign	0.7	0.5
Total	$16.3	$6.2

Employee Benefits (Tables)	3 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Common Shares Sold by Union VEBA

	Quarter Ended
	March 31,
	2012	2011
Common stock sold by Union VEBA or on which restriction was lifted	1,321,485	217,042
Increase in Union VEBA assets [1]	$64.2	$10.6
Reduction in Common stock owned by Union VEBA [2]	$(31.8)	$(5.2)
Increase in Additional paid in capital	$(7.8)	$(1.4)
Decrease in Deferred tax assets	$(24.6)	$(4.0)
________________________

[1]
At a weighted-average price of $48.55 per share on the date the restriction was released for the quarter ended March 31, 2012 and a weighted-average price of $49.06 per share realized by the Union VEBA for the quarter ended March 31, 2011.

2     At $24.02 per share reorganization value.

Schedule of Income (Charges) Related to All Benefit Plans
The following table presents the components of net periodic pension benefit income for the VEBAs and charges relating to all other employee benefit plans for the quarters ended March 31, 2012 and March 31, 2011:

	Quarter Ended
	March 31,
	2012	2011
VEBAs:
Service cost	$0.8	$0.6
Interest cost	4.5	4.4
Expected return on plan assets	(10.1)	(7.6)
Amortization of prior service cost	1.0	1.0
Amortization of net loss	0.8	0.1
Total net periodic pension benefit income relating to VEBAs	(3.0)	(1.5)
Deferred compensation plan	0.4	0.2
Defined contribution plans	3.4	3.4
Multiemployer pension plans	0.8	0.8
Total	$1.6	$2.9

Allocation of Income (Charges) Relating to Retirement Plans	The following tables present the allocation of the charges detailed above, by segment (see Note 13):

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$4.0	$4.0
All Other	(2.4)	(1.1)
Total	$1.6	$2.9

Employee Incentive Plans (Tables)	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense relating to short term incentive plans
Total costs relating to STI Plans were recorded as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Cost of products sold	$1.2	$1.1
Selling, administrative, research and development, and general	2.7	1.1
Total costs recorded in connection with STI Plans	$3.9	$2.2
The following table presents the allocation of the charges detailed above, by segment:

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$2.7	$1.7
All Other	1.2	0.5
Total costs recorded in connection with STI Plans	$3.9	$2.2

Non-cash compensation expense
Non-cash Compensation Expense. Recorded costs by type of award under LTI programs were as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Service-based non-vested common shares and restricted stock units	$1.7	$1.0
Performance shares	0.8	0.4
Total non-cash compensation expense	$2.5	$1.4
The following table presents the allocation of the charges detailed above, by segment:

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$0.7	$0.4
All Other	1.8	1.0
Total non-cash compensation expense	$2.5	$1.4

Unrecognized gross compensation cost data
Unrecognized Gross Compensation Cost Data. The following table presents unrecognized gross compensation cost data:

	March 31, 2012
	Unrecognized gross compensation costs, by award type	Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type
Service-based non-vested common shares and restricted stock units	$4.7	2.0
Performance shares	$9.0	2.6

Summary of activity of non-vested common shares, restricted stock units, and performance shares
Summary of Activity. A summary of the activity with respect to non-vested common shares, restricted stock units and performance shares for the quarter ended March 31, 2012 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Outstanding at December 31, 2011	202,836	$29.24	6,072	$33.67	777,934	$26.84
Granted	72,859	44.46	2,486	44.46	211,900	44.46
Vested	(119,413)	21.09	(3,375)	25.77	(7,952)	18.89
Forfeited	(1,402)	44.03	—	—	—	—
Canceled	—	—	—	—	(398,191)	14.49
Outstanding at March 31, 2012	154,880	$42.55	5,183	$43.99	583,691	$41.77
A summary of select activity with respect to non-vested common shares, restricted stock units and performance shares for the quarter ended March 31, 2011 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Granted	63,303	$46.59	2,182	$46.59	186,918	$46.59
Vested	(46,464)	$56.63	(3,314)	$16.83	(10,585)	$74.34

Derivative Financial Instruments and Related Hedging Programs (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of material derivative positions
The following table summarizes the Company’s material derivative positions at March 31, 2012:

Commodity	Maturity Period	Notional Amount of contracts (mmlbs)
Aluminum —
Fixed priced purchase contracts	4/12 through 12/15	96.1
Fixed priced sales contracts	4/12 through 12/12	2.0
Midwest premium swap contracts[1]	4/12 through 12/12	77.2

Energy	Maturity Period	Notional Amount of contracts (mmbtu)
Natural gas —[2]
Call option purchase contracts	4/12 through 12/13	3,270,000
Put option sales contracts	4/12 through 12/13	3,270,000
Fixed priced purchase contracts	4/12 through 12/14	2,520,000

Electricity	Maturity Period	Notional Amount of contracts (Mwh)
Fixed priced purchase contracts	4/12 through 12/13	296,425

Hedges Relating to the Notes	Contract Period	Notional Amount of contracts (Common Shares)
Bifurcated Conversion Feature[3]	3/10 through 3/15	3,623,113
Call Options[3]	3/10 through 3/15	3,623,113
______________________

[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company’s purchases of primary aluminum.

[2]
As of March 31, 2012, the Company’s exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 58% and 25% of the expected natural gas purchases for the remainder of 2012, 2013 and 2014, respectively.

[3]
The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustments substantially similar to the anti-dilution adjustments for the Notes. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company’s common stock, the Call Options may only be settled in cash.

Summary of realized and unrealized gains (losses)
Realized and Unrealized Gain and Losses. Realized and unrealized gains (losses) associated with all derivative contracts consisted of the following, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Realized (losses) gains:
Aluminum	$(0.2)	$4.5
Natural Gas	(1.8)	(1.4)
Electricity	(0.7)	—
Total realized (losses) gains:	$(2.7)	$3.1
Unrealized gains (losses):
Aluminum	$5.2	$3.1
Natural Gas	(1.2)	1.2
Electricity	(0.9)	—
Call Options relating to the Notes	(8.8)	(2.0)
Cash conversion feature of the Notes	9.3	3.7
Total unrealized gains	$3.6	$6.0

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Assumptions used in determining fair value of the Call Option
The significant assumptions used in the determining the fair value of the Call Options at March 31, 2012 were as follows:

Stock price at March 31, 2012	$47.26
Quarterly dividend yield (per share)[1]	$0.24
Risk-free interest rate[2]	0.51%
Credit spread (basis points)[3]	475
Expected volatility rate[4]	33%
______________________

[1]
The Company used a discrete quarterly dividend payment of $0.24 per share based on historical quarterly dividend payments. Although the quarterly dividend has been increased to $0.25 per share in 2012, the increased dividend does not affect the value of the Call Option as a result of anti-dilution adjustments.

[2]	The risk-free rate was based on the three-year Constant Maturity Treasury rate on March 31, 2012, compounded semi-annually.

[3]
The Company’s credit rating was estimated to be between BB- and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.

[4]
The volatility rate was based on both observed volatility, which is based on the Company’s historical stock price, and implied volatility from the Company’s traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance. While the stock price of the Company generally has the greatest influence on the fair values of both the Call Options and Bifurcated Conversion Feature, between December 31, 2011 and March 31, 2012, during which time the Company's stock price did not change materially, the change in the expected volatility rate had a greater impact on the values of these derivatives.

Summary of assets and liabilities measured and recognized at fair value on a recurring basis
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.8	$—	$0.8
Fixed priced sales contracts	—	0.1	—	0.1
Midwest premium swap contracts	—	—	0.9	0.9

Hedges Relating to the Notes -
Call Options	—	37.5	—	37.5

All Other Financial Assets
Cash and cash equivalents	77.3	—	—	77.3
Available for sale securities	—	5.1	—	5.1
Total	$77.3	$43.5	$0.9	$121.7

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(4.1)	$—	$(4.1)
Natural Gas -
Put option sales contracts	—	(6.2)	—	(6.2)
Fixed priced purchase contracts	—	(2.0)	—	(2.0)
Electricity -
Fixed priced purchase contracts	—	(2.8)	—	(2.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(44.6)	—	(44.6)

All Other Financial Liabilities
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(210.4)	—	—	(210.4)
Total	$(210.4)	$(64.4)	$—	$(274.8)
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.3	$—	$0.3
Midwest premium swap contracts	—	—	0.1	0.1
Hedges Relating to the Notes -
Call Options	—	46.3	—	46.3

All Other Financial Assets:
Cash and cash equivalents	49.8	—	—	49.8
Available for sale securities	—	4.9	—	4.9
Total	$49.8	$51.5	$0.1	$101.4

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(7.8)	$—	$(7.8)
Midwest premium swap contracts	—	—	(0.1)	(0.1)
Natural Gas -
Put option sales contracts	—	(5.6)	—	(5.6)
Fixed priced purchase contracts	—	(1.3)	—	(1.3)
Electricity -
Fixed priced purchase contracts	—	(1.8)	—	(1.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(53.9)	—	(53.9)

All Other Financial Liabilities:
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(203.0)	—	—	(203.0)
Total	$(203.0)	$(75.1)	$(0.1)	$(278.2)

Reconciliation of activity for financial instruments classified as Level 3
The following table presents a reconciliation of activity for the Midwest premium derivative contracts on a net basis:

Level 3
Balance at December 31, 2011	$—
Total realized/unrealized gains included in:
Cost of products sold, excluding depreciation, amortization and other items	0.9
Transactions involving Level 3 derivative contracts:
Purchases	0.1
Sales	—
Issuances	—
Settlements	(0.1)
Transactions involving Level 3 derivatives — net	—
Transfers in and (or) out of Level 3 valuation hierarchy	—
Balance at March 31, 2012	$0.9

Total gain included in Cost of products sold, excluding depreciation, amortization and other items, attributable to the change in unrealized gains/losses relating to derivative contracts held at March 31, 2012:	$0.8

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Calculation of basic and diluted earnings per share
Basic and diluted earnings per share were calculated as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Numerator:
Net income	$26.5	$10.8
Denominator — Weighted-average common shares outstanding (in thousands)[1]:
Basic	19,059	18,950
Diluted	19,161	19,161
Earnings per common share, Basic:
Net income per share	$1.39	$0.57
Earnings per common share, Diluted:
Net income per share	$1.38	$0.57
______________________

[1]
The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.

Segment and Geographical Area Information (Tables)	3 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Summary of financial information by operating segment
The following tables provide financial information by operating segment for each period or as of each period-end, as applicable:

	Quarter Ended
	March 31,
	2012	2011
Net Sales:
Fabricated Products	$365.4	$322.6
Segment Operating Income (Loss):
Fabricated Products [1,2]	$54.1	$27.0
All Other[3]	(7.9)	(7.2)
Total operating income	$46.2	$19.8
Interest expense	(4.1)	(4.5)
Other income (expense), net	0.7	1.7
Income before income taxes	$42.8	$17.0
Depreciation and Amortization:
Fabricated Products	$6.2	$6.2
All Other	0.1	0.1
Total depreciation and amortization	$6.3	$6.3
Capital expenditures:
Fabricated Products	$8.8	$6.2
All Other	0.2	—
Total capital expenditures	$9.0	$6.2
Income Taxes Paid:
Fabricated Products —
United States	$—	$0.1
Canada	0.2	—
Total income taxes paid	$0.2	$0.1

	March 31, 2012	December 31, 2011
Segment assets:
Fabricated Products	$647.6	$637.0
All Other[4]	742.7	683.6
Total assets	$1,390.3	$1,320.6
______________________

1.	Operating results in the Fabricated Products segment for the quarters ended March 31, 2012 and March 31, 2011 included LIFO inventory (benefits) charges of $(2.9) and $14.9, respectively.

2.
Fabricated Products segment results for the quarter ended March 31, 2012 include non-cash mark-to-market gains (losses) on primary aluminum, natural gas and electricity hedging activities totaling $5.2, $(1.2) and $(0.9), respectively. Fabricated Products segment results for the quarter ended March 31, 2011 include non-cash mark-to-market gains on primary aluminum and natural gas hedging activities totaling $3.1 and $1.2, respectively. For further discussion regarding mark-to-market matters, see Note 10.

3.	Operating results in All Other represent operating expenses in the Corporate and Other business unit.

4.	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBAs and net deferred income tax assets.

Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information

	Quarter Ended
	March 31,
	2012	2011
Supplemental disclosure of cash flow information:
Interest paid	$0.4	$0.6
Income taxes paid	$0.2	$0.1
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	$1.8	$0.7

Other Income (Expense), Net (Tables)	3 Months Ended
Mar. 31, 2012
Other Income and Expenses [Abstract]
Other income (expense), net
Other income (expense), net consisted of the following, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Interest income	$0.1	$0.1
Unrealized gains on financial derivatives[1]	0.5	1.7
All other, net	0.1	(0.1)
Other non-operating income (expense), net	$0.7	$1.7
______________________

[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.

Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Other Comprehensive Income
The following table presents the tax effect allocated to each component of Other comprehensive income for each period presented:

	Before-Tax	Income Tax	Net-of-Tax
	Amount	Expense	Amount
Quarter ended March 31, 2012
Defined benefit pension plan and VEBAs:
Reclassification adjustments:
Less: amortization of net actuarial loss	$0.8	$(0.3)	$0.5
Less: amortization of prior service cost	1.0	(0.4)	0.6
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs	1.8	(0.7)	1.1
Unrealized gain on available for sale securities	0.3	—	0.3
Foreign currency translation adjustment	(0.3)	—	(0.3)
Other comprehensive income	$1.8	$(0.7)	$1.1

Quarter ended March 31, 2011
Defined benefit pension plan and VEBAs:
Reclassification adjustments:
Less: amortization of net actuarial loss	$0.1	$—	$0.1
Less: amortization of prior service cost	1.0	(0.4)	0.6
Total income recognized in Accumulated other comprehensive income related to defined benefit pension plans	1.1	(0.4)	0.7
Foreign currency translation adjustment	(0.3)	—	(0.3)
Other comprehensive income	$0.8	$(0.4)	$0.4

Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Mar. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
The following is a summary of the effects of the restatement on the Company's Statements of Consolidated Income, Statements of Comprehensive Income and Statements of Cash Flows for the quarter ended March 31, 2011 (in millions of dollars, except per share amounts):

	Quarter ended March 31, 2011
	Previously Reported	Adjustment	Restated
Statements of Consolidated Income:
Selling, administrative, research and development, and general	$14.9	$0.7	$15.6
Total costs and expenses	302.1	0.7	302.8
Operating income	20.5	(0.7)	19.8
Income before income taxes	17.7	(0.7)	17.0
Income tax provision	(6.4)	0.2	(6.2)
Net income	$11.3	$(0.5)	$10.8
Earnings per common share, Basic:
Net income per share	$0.59	$(0.02)	$0.57
Earnings per common share, Diluted:
Net income per share	$0.59	$(0.02)	$0.57

Statements of Consolidated Comprehensive Income:[1]
Net income	$11.3	$(0.5)	$10.8
Other comprehensive income:
Reclassification adjustments:
Less: amortization of net actuarial loss	—	0.1	0.1
Less: amortization of prior service cost	—	1.0	1.0
Less: tax impact on amortization of prior service cost	—	(0.4)	(0.4)
Other comprehensive (loss) income, net of tax	(0.3)	0.7	0.4
Comprehensive income	$11.0	$0.2	$11.2

Statements of Consolidated Cash Flows:
Net income	$11.3	$(0.5)	$10.8
Deferred income taxes	6.1	(0.3)	5.8
Non-cash net periodic benefit income[2]	—	(1.5)	(1.5)
Other non-cash charges[2]	$(2.2)	$2.3	$0.1
______________________________

[1]
Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.

2.
Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.

Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Tables)	3 Months Ended
Mar. 31, 2012
Guarantor and Non-Guarantor Financial Statement [Abstract]
Schedule of Condensed Financial Statements [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$71.6	$0.7	$—	$77.3
Receivables:
Trade, less allowance for doubtful receivables	—	125.8	4.3	—	130.1
Intercompany receivables	—	—	2.9	(2.9)	—
Other	—	0.9	0.4	—	1.3
Inventories	—	189.4	8.8	—	198.2
Prepaid expenses and other current assets	—	74.5	0.8	—	75.3
Total current assets	5.0	462.2	17.9	(2.9)	482.2
Investments in and advances to unconsolidated affiliates	1,111.9	7.3	—	(1,119.2)	—
Property, plant, and equipment — net	—	358.8	12.0	—	370.8
Long-term intercompany receivables	—	22.3	2.5	(24.8)	—
Net asset in respect of VEBA(s)	—	213.4	—	—	213.4
Deferred tax assets — net	—	178.9	(0.6)	8.6	186.9
Intangible assets — net	—	36.8	—	—	36.8
Goodwill	—	37.2	—	—	37.2
Other assets	41.0	18.9	3.1	—	63.0
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$0.1	$57.0	$8.3	$—	$65.4
Intercompany payable	—	2.9	—	(2.9)	—
Accrued salaries, wages, and related expenses	—	29.2	2.4	—	31.6
Other accrued liabilities	4.1	37.1	1.4	—	42.6
Payable to affiliate	—	22.4	—	—	22.4
Long-term debt-current portion	—	1.7	—	—	1.7
Total current liabilities	4.2	150.3	12.1	(2.9)	163.7
Net liability in respect of VEBA	—	20.4	—	—	20.4
Long-term intercompany payable	22.0	2.5	0.3	(24.8)	—
Long-term liabilities	44.6	53.7	17.8	—	116.1
Cash convertible senior notes	149.8	—	—	—	149.8
Other long-term debt	—	3.0	—	—	3.0
Total liabilities	220.6	229.9	30.2	(27.7)	453.0

Total stockholders’ equity	937.3	1,105.9	4.7	(1,110.6)	937.3
Total	$1,157.9	$1,335.8	$34.9	$(1,138.3)	$1,390.3
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$5.0	$43.0	$1.8	$—	$49.8
Receivables:
Trade, less allowance for doubtful receivables	—	96.0	2.9	—	98.9
Intercompany receivables	—	2.3	0.2	(2.5)	—
Other	—	0.8	0.4	—	1.2
Inventories	—	196.6	9.1	—	205.7
Prepaid expenses and other current assets	6.9	71.0	1.0	—	78.9
Total current assets	11.9	409.7	15.4	(2.5)	434.5
Investments in and advances to unconsolidated affiliates	1,036.9	5.8	—	(1,042.7)	—
Property, plant, and equipment — net	—	355.9	11.9	—	367.8
Long-term intercompany receivables	—	22.0	2.5	(24.5)	—
Net asset in respect of VEBA(s)	—	144.7	—	—	144.7
Deferred tax assets — net	—	218.9	(0.6)	8.6	226.9
Intangible assets — net	—	37.2	—	—	37.2
Goodwill	—	37.2	—	—	37.2
Other assets	50.2	19.2	2.9	—	72.3
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$57.1	$5.1	$—	$62.2
Intercompany payable	—	0.2	2.3	(2.5)	—
Accrued salaries, wages, and related expenses	—	28.7	2.2	—	30.9
Other accrued liabilities	2.2	38.0	0.8	—	41.0
Payable to affiliate	—	14.4	—	—	14.4
Long-term debt-current portion	—	1.3	—	—	1.3
Total current liabilities	2.2	139.7	10.4	(2.5)	149.8
Net liability in respect of VEBA	—	20.6	—	—	20.6
Long-term intercompany payable	22.0	2.5	—	(24.5)	—
Long-term liabilities	54.0	53.5	18.5	—	126.0
Cash convertible senior notes	148.0		—	—	148.0
Other long-term debt	—	3.4	—	—	3.4
Total liabilities	226.2	219.7	28.9	(27.0)	447.8

Total stockholders’ equity	872.8	1,030.9	3.2	(1,034.1)	872.8
Total	$1,099.0	$1,250.6	$32.1	$(1,061.1)	$1,320.6

CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$355.5	$32.6	$(22.7)	$365.4
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	287.4	29.9	(22.3)	295.0
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.5	17.7	—	(0.3)	17.9
Total costs and expenses	0.5	311.2	30.1	(22.6)	319.2
Operating (loss) income	(0.5)	44.3	2.5	(0.1)	46.2
Other (expense) income:
Interest expense	(4.0)	(0.1)	—	—	(4.1)
Other income (expense), net	0.5	0.2	—	—	0.7
Income before income taxes	(4.0)	44.4	2.5	(0.1)	42.8
Income tax provision	—	(16.8)	(0.7)	1.2	(16.3)
Earnings in equity of subsidiaries	30.5	1.7	—	(32.2)	—
Net income	$26.5	$29.3	$1.8	$(31.1)	$26.5

Comprehensive income (loss)	$27.6	$30.7	$1.5	$(32.2)	$27.6
CONDENSED STATEMENT OF CONSOLIDATING COMPREHENSIVE INCOME
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$312.9	$35.0	$(25.3)	$322.6
Costs and expenses:
Cost of products sold:
Cost of products sold, excluding depreciation, amortization and other items	—	272.6	33.1	(24.8)	280.9
Depreciation and amortization	—	6.1	0.2	—	6.3
Selling, administrative, research and development, and general	0.4	13.8	1.9	(0.5)	15.6
Total costs and expenses	0.4	292.5	35.2	(25.3)	302.8
Operating (loss) income	(0.4)	20.4	(0.2)	—	19.8
Other (expense) income:
Interest expense	(3.8)	(0.7)	—	—	(4.5)
Other income (expense), net	1.6	0.1	—	—	1.7
Income before income taxes	(2.6)	19.8	(0.2)	—	17.0
Income tax provision	—	(7.0)	(0.4)	1.2	(6.2)
Earnings in equity of subsidiaries	13.4	(0.6)	—	(12.8)	—
Net income (loss)	$10.8	$12.2	$(0.6)	$(11.6)	$10.8

Comprehensive income (loss)	$11.2	$12.9	$(0.9)	$(12.0)	$11.2
CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$0.1	$35.7	$(0.8)	$—	$35.0
Cash flows from investing activities:
Capital expenditures	—	(8.7)	(0.3)	—	(9.0)
Change in restricted cash	6.9	0.3	—	—	7.2
Net cash used in investing activities	6.9	(8.4)	(0.3)	—	(1.8)
Cash flows from financing activities:
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	—	1.3	—	—	1.3
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	—	—	—	(2.1)
Cash dividend paid to stockholders	(4.9)	—	—	—	(4.9)
Net cash (used in) provided by financing activities	(7.0)	1.3	—	—	(5.7)
Net increase (decrease) in cash and cash equivalents during the period	—	28.6	(1.1)	—	27.5
Cash and cash equivalents at beginning of period	5.0	43.0	1.8	—	49.8
Cash and cash equivalents at end of period	$5.0	$71.6	$0.7	$—	$77.3

CONDENSED STATEMENTS OF CONSOLIDATING CASH FLOWS
Quarter Ended March 31, 2011

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$5.8	$10.2	$(0.2)	$—	$15.8
Cash flows from investing activities:
Capital expenditures	—	(5.8)	(0.4)	—	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	—	(83.2)	—	—	(83.2)
Net cash used in investing activities	—	(89.0)	(0.4)	—	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	—	(0.3)	—	—	(0.3)
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(1.1)	—	—	—	(1.1)
Cash dividend paid to stockholders	(4.7)	—	—	—	(4.7)
Net cash used in financing activities	(5.8)	(0.3)	—	—	(6.1)
Net decrease in cash and cash equivalents during the period	—	(79.1)	(0.6)	—	(79.7)
Cash and cash equivalents at beginning of period	5.0	129.6	1.0	—	135.6
Cash and cash equivalents at end of period	$5.0	$50.5	$0.4	$—	$55.9

Summary of Significant Accounting Policies, Textuals, Equity Method Investee (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Noncontrolling Interest
Equity in income from Anglesey	$ 0	$ 0
Anglesey Aluminum Limited
Noncontrolling Interest
Ownership Percentage of Anglesey	49.00%
Equity in income from Anglesey	0	0
Carrying amount of equity method investments	$ 0		$ 0
Expected period of not resuming the use of equity method of accounting	12 months

Summary of Significant Accounting Policies, Textuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Accounting policies additional disclosures
Net non-cash LIFO (benefit) charge	$ (2.9)	$ 14.9
Excess of current cost over the stated LIFO value of inventory	26.4		29.4
Undiscounted workers' compensation liabilities	24.2		24.3
Discount rate used in estimating liabilities for worker compensation claims	1.00%		1.00%
Margin deposits with counterparties	0		0
Margin deposits from counterparties	0		0
Performance shares
Accounting policies additional disclosures
Performance award vesting period, years	3
Fabricated Products
Accounting policies additional disclosures
Net non-cash LIFO (benefit) charge	$ (2.9)	$ 14.9

Summary of Significant Accounting Policies,Textuals, Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment
Interest expense capitalized as construction in progress	$ 0.6	$ 0.2
Depreciation expense	5.9	5.7
Fabricated Products
Property, Plant and Equipment
Depreciation expense	$ 5.8	$ 5.6

Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Trade Receivables.
Billed trade receivables	$ 128.8	$ 98.9
Unbilled trade receivables - Note 1	2.2	0.9
Trade receivables, gross	131	99.8
Allowance for doubtful receivables	(0.9)	(0.9)
Trade receivables, net	130.1	98.9
Inventories.
Finished products	67.5	75.9
Work in process	69.6	57.5
Raw materials	46.2	58.1
Operating supplies and repairs and maintenance parts	14.9	14.2
Total	198.2	205.7
Prepaid Expenses and Other Current Assets.
Current derivative assets - Notes 10 and 11	1.4	0
Current deferred tax assets	63	63
Current portion of option premiums paid - Notes 10 and 11	0.4	0.4
Short-term restricted cash	0.9	7.8
Prepaid taxes	3.7	3.8
Prepaid expenses	5.9	3.9
Total	75.3	78.9
Property, Plant and Equipment - Net.
Land and improvements	22.6	22.6
Buildings and leasehold improvements	49.3	45.9
Machinery and equipment	362.7	356.7
Construction in progress	23.6	24.1
Active property, plant and equipment, gross	458.2	449.3
Accumulated depreciation	(92.8)	(86.9)
Active property, plant and equipment, net	365.4	362.4
Idled equipment	5.4	5.4
Total	370.8	367.8
Other Assets.
Derivative assets - Notes 10 and 11	37.4	46.2
Option premiums paid - Notes 10 and 11	0.1	0.1
Restricted cash	10.1	10.4
Long-term income tax receivable	2.9	2.8
Deferred financing costs	7.2	7.8
Available for sale securities	5.1	4.9
Other	0.2	0.1
Total	63	72.3
Other Accrued Liabilities.
Current derivative liabilities - Notes 10 and 11	12.8	14.8
Current portion of option premiums received - Notes 10 and 11	0.1	0.1
Taxes payable	5.6	2.6
Accrued freight	2.5	2.4
Short-term environmental accrual - Note 9	1.3	1.2
Accrued interest	4.4	2.3
Short-term deferred revenue - Note 1	11.3	13.5
Other	4.6	4.1
Total	42.6	41
Long-term Liabilities.
Derivative liabilities - Notes 10 and 11	46.7	55.5
Option premiums received - Notes 10 and 11	0.1	0.1
Income tax liabilities	13.9	13.4
Workers' compensation accruals	20.5	20.8
Long-term environmental accrual - Note 9	20.4	20.8
Long-term asset retirement obligations	3.9	3.8
Long-term deferred revenue - Note 1	2.2	3.3
Deferred compensation liability	5.5	5.1
Other long-term liabilities	2.9	3.2
Total	$ 116.1	$ 126

Cash Convertible Senior Notes and Related Transactions, Carrying Amount Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011
Principal amount, carrying amount and interest expense of notes
Carrying amount, net of discount	$ 149.8				$ 148
Convertible Debt
Principal amount, carrying amount and interest expense of notes
Principal amount	175				175
Less: unamortized issuance discount	(25.2)				(27)
Carrying amount, net of discount	149.8				148
Contractual coupon interest	2		2
Amortization of discount and deferred financing costs	2		1.9
Total interest expense	$ 4	[1]	$ 3.9	[1]

[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress

Cash Convertible Senior Notes and Related Transactions, Textuals (Details) (USD $)	3 Months Ended							3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Convertible Debt	Mar. 29, 2010 Convertible Debt	Mar. 31, 2012 Call Options	Mar. 31, 2012 Warrant Transactions	Mar. 31, 2010 Warrant Transactions	Mar. 31, 2012 Minimum
Cash Convertible Senior Notes and Related Transactions (Textuals)
Aggregate principal amount of notes pursuant to an indenture				$ 175,000,000
Stated interest rate of notes pursuant to an indenture				4.50%
Capitalized deferred financing costs				5,900,000
Effective interest rate of the Notes				11.00%
Payment of quarterly cash dividends	$ 0.25	$ 0.24						$ 0.24
Conversion rate of common stock shares per $1,000 of principal amount			20.7035
Principal amount in conversion feature			$ 1,000
Conversion price of note	$ 48.3
Price as percentage of price of principal amount of notes plus any accrued and unpaid interest for repurchase of notes			100.00%
Stock price threshold for conversion of notes	$ 62.79
Number of trading days within 30 consecutive trading days	20
Number of consecutive trading days within a calendar quarter	30
Exercise price of call options					$ 48.3
Common stock sold related to option counterparties net share-settled warrants	3,600,000						3,600,000
Initial strike price per share	61.35					61.33

Secured Debt and Credit Facilities, Current & Long Term Debt Table (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit facility	$ 0	$ 0
Other notes payable	4.7	4.7
Total	4.7	4.7
Less - current portion of secured debt and credit facilities	(1.7)	(1.3)
Long-term secured debt and credit facilities	$ 3	$ 3.4

Secured Debt and Credit Facilities, Revolving Credit Facility (Details) (USD $)	3 Months Ended
Mar. 31, 2012
Line of Credit Facility
Available borrowing capacity	$ 278,200,000
Remaining available borrowing capacity	269,700,000
Interest On Line Of Credit	4.00%
Fixed charge coverage ratio to be maintained on a consolidated basis	1.1:1.0
Minimum
Line of Credit Facility
Available borrowing capacity	30,000,000
Line of Credit
Line of Credit Facility
Percentage of eligible accounts receivable for borrowing base	85.00%
Percentage of eligible inventory for borrowing base	65.00%
Percentage of net orderly liquidation value of eligible inventory	85.00%
Percent of eligible machinery and equipment for borrowing base	85.00%
Outstanding Line of Credit	0
Letter of Credit
Line of Credit Facility
Maximum Borrowing Capacity	60,000,000
Outstanding Line of Credit	8,500,000
Additional line of credit capacity allowed
Line of Credit Facility
Maximum Borrowing Capacity	350,000,000
Amended and Current Revolving Credit Facility
Line of Credit Facility
Maximum Borrowing Capacity	$ 300,000,000

Secured Debt and Credit Facilities, Other Notes Payable (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Aug. 09, 2010 Nichols	Apr. 30, 2012 Nichols Promissory Note	Mar. 31, 2012 Nichols Promissory Note	Aug. 09, 2010 Nichols Promissory Note
Notes payables
Nichols promissory note issued				$ 6.7
Interest rate							7.50%
Outstanding principal balance under the Nichols Promissory Note	4.7		4.7			4.7
Repayment of promissory note	0	0.3			0.4
Nichols promissory note, current						$ 1.3

Goodwill and Intangible Assets, Goodwill (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill	$ 37.2	$ 37.2
Fabricated Products [Member]
Goodwill [Roll Forward]
Goodwill	$ 37.2	$ 37.2

Goodwill and Intangible Assets, Identifiable Intangible Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 years	Dec. 31, 2011 years
Identifiable intangible assets
Weighted average estimated useful life	24	24
Original cost	$ 39.7	$ 39.7
Accumulated amortization	(2.9)	(2.5)
Net book value	36.8	37.2
Customer relationships
Identifiable intangible assets
Weighted average estimated useful life	25	25
Original cost	38.5	38.5
Accumulated amortization	(2)	(1.7)
Net book value	36.5	36.8
Backlog
Identifiable intangible assets
Weighted average estimated useful life	2	2
Original cost	0.8	0.8
Accumulated amortization	(0.7)	(0.7)
Net book value	0.1	0.1
Trademark and trade name [Member]
Identifiable intangible assets
Weighted average estimated useful life	3	3
Original cost	0.4	0.4
Accumulated amortization	(0.2)	(0.1)
Net book value	$ 0.2	$ 0.3

Goodwill and Intangible Assets, Amortization Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets (Textuals) [Abstract]
Amortization expense related to definite-lived intangible assets recorded in Fabricated products Segment	$ 0.4	$ 0.6
Expected amortization of intangible assets for the next five years
2012	1.4
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$ 36.8

Income Tax Matters, Provision Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Tax Provision
Domestic	$ 15.6	$ 5.7
Foreign	0.7	0.5
Total	$ 16.3	$ 6.2

Income Tax Matters, Textuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		36 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
The foreign currency impact on unrecognized tax benefits, interest and penalties resulted in a increase to currency translation adjustment	$ (0.3)	$ (0.3)
Income Tax Matters (Textuals) [Abstract]
Income tax provision	16.3	6.2
Effective tax rate	38.10%	36.30%
Increase in unrecognized tax benefit, interest and penalty expense	0.1	0.3
Increase in effective tax rate due to unrecognized tax benefits including interest and penalty	0.30%	1.70%
Decrease in valuation allowance due to change in tax law		0.8
Decrease in effective tax rate due to change in valuation allowance		4.80%
Impact of non-deductible compensation expense		0.2
Increase in effective tax rate due to non-deductible compensation expense		1.40%
Net operating loss carryforwards			875.1
NOL carry forwards relates to the excess tax benefits from employee restricted stock			1.7
Alternate minimum tax			29.8
Valuation allowance against deferred tax assets	18.8		18.8
Canadian provincial income tax assessment settlement			9.2
Unrecognized tax benefits	14		13.7
Accrued Interest and penalties related to these unrecognized tax benefits	6.9		6.6
Expected period which unrecognized tax benefits will not be reduced	12 months
FIN 48
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
The foreign currency impact on unrecognized tax benefits, interest and penalties resulted in a increase to currency translation adjustment	$ 0.3

Employee Benefits, Multiemployer Pension Plans (Details) (Multiemployer Pension Plans Member, USD $)	3 Months Ended
Mar. 31, 2012
Monthly contributions per hour worked by each bargaining unit employee	$ 1
Florence, Alabama facility
Monthly contributions per hour worked by each bargaining unit employee	1.25
Starting July 2010 | Newark, Ohio and Spokane, Washington facilities
Monthly contributions per hour worked by each bargaining unit employee	1.25
Starting July 2015 | Newark, Ohio and Spokane, Washington facilities
Monthly contributions per hour worked by each bargaining unit employee	1.5
Minimum
Estimated annual contribution to pension and other postretirement benefit plans	2,000,000
Maximum
Estimated annual contribution to pension and other postretirement benefit plans	$ 4,000,000

Employee Benefits, Defined Contribution Plans (Details) (Defined Contribution Plan, USD $)	3 Months Ended
Mar. 31, 2012 productionfacilities
Hourly Bargaining Unit Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	7
Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	3
Hourly Bargaining Unit Employees | Concurrent Match
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	1
Hourly Bargaining Unit Employees | Fixed Rate and Concurrent Match
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	2
Hourly Bargaining Unit Employees | No Contributions Required
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Number of production facilities	1
Salaried And Certain Hourly Employee Member | Concurrent Match
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	4.00%
Hired on or after January 1, 2004 | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Hired on or after January 1, 2004 | Salaried And Certain Hourly Employee Member | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Minimum | Hourly Bargaining Unit Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	1,000,000
Minimum | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan annual employer contribution	800
Minimum | Salaried And Certain Hourly Employee Member
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	5,000,000
Minimum | Hired prior to January 1, 2004 | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Minimum | Hired prior to January 1, 2004 | Salaried And Certain Hourly Employee Member | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	2.00%
Maximum | Hourly Bargaining Unit Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	3,000,000
Maximum | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan annual employer contribution	2,400
Maximum | Salaried And Certain Hourly Employee Member
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	7,000,000
Maximum | Hired prior to January 1, 2004 | Hourly Bargaining Unit Employees | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	10.00%
Maximum | Hired prior to January 1, 2004 | Salaried And Certain Hourly Employee Member | Fixed Rate Contributions
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan employer contribution percentage	10.00%

Employee Benefits, Defined Benefit Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			3 Months Ended								3 Months Ended						3 Months Ended					3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2012 Additional Capital	Mar. 31, 2011 Additional Capital	Mar. 31, 2012 Common Stock Owned by Union VEBA Subject to Transfer Restriction		Mar. 31, 2011 Common Stock Owned by Union VEBA Subject to Transfer Restriction		Mar. 31, 2012 VEBAs	Mar. 31, 2012 VEBAs Maximum	Mar. 31, 2012 Union VEBA trustrees		Mar. 31, 2011 Union VEBA		Mar. 31, 2012 Union VEBA Company Appointed trustrees	Mar. 31, 2012 Union VEBA USW Appointed trustrees	Mar. 31, 2012 Salaried VEBA	Mar. 31, 2012 Salaried employees Defined benefit plan London, Ontario Facility	Dec. 31, 2011 Salaried employees Defined benefit plan London, Ontario Facility	Dec. 31, 2011 Variable cash contribution VEBAs	Mar. 31, 2012 Variable cash contribution VEBAs Maximum	Mar. 31, 2012 Variable cash contribution VEBAs Annual Cash Flows up to $20 Million	Mar. 31, 2012 Variable cash contribution VEBAs Annual Cash Flows in Excess of $20 Million
Defined Benefit Plan, Actual Plan Asset Allocations
Portion of plan assets invested in equity securities																				55.00%
Portion of plan assets invested in debt securities																				40.00%
Defined Benefit Plan, Assets, Target Allocations
Asset mix target allocation in equity																			55.00%
Asset mix target allocation in debt																			43.00%
Postretirement Medical Obligations
Number of trustees												4				2	2
Administrative expenses of the VEBAs obligation											$ 0.3
Postretirement medical plan contribution obligation percentage																							10.00%	20.00%
Cash flow in determining VEBA obligation										20
Variable cash contribution obligation to VEBAs																						20
Liquidity requirement										50
Percent allocation of total contribution between VEBAs												85.50%						14.50%
Accrued annual VEBA contribution																					0
Common stock, shares outstanding	19,290,841	19,253,185										2,154,919
Postretirement medical plan common stock ownership percentage												11.00%
Restricted common stock owned by Union VEBA, shares	881,010
Common stock sold by Union VEBA or on which restriction was lifted												1,321,485		217,042
Increase in Union VEBA assets												64.2	[1]	10.6	[1]
Reduction in Common stock owned by Union VEBA	(39.6)			(7.8)	(1.4)	(31.8)	[2]	(5.2)	[2]
Increase in Additional paid in capital	(39.6)			(7.8)	(1.4)	(31.8)	[2]	(5.2)	[2]
Decrease in Deferred tax assets				$ (24.6)	$ (4)
Weighted average price per share sold by Union VEBA												$ 48.55		$ 49.06
Reorganization value per share	$ 24.02		$ 24.02

[1]	At a weighted-average price of $48.55 per share on the date the restriction was released for the quarter ended March 31, 2012 and a weighted-average price of $49.06 per share realized by the Union VEBA for the quarter ended March 31, 2011.
[2]	At $24.02 per share reorganization value.

Employee Benefits, Net Periodic Benefit Costs and Charges Relating To Other Benefit Plans(Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
VEBAs:
Total net periodic pension benefit income relating to VEBAs	$ (3)	$ (1.5)	[1]
Deferred compensation plan	0.4	0.2
Defined contribution plans	3.4	3.4
Multiemployer pension plans	0.8	0.8
Total	1.6	2.9
Fabricated Products
VEBAs:
Total	4	4
All Other
VEBAs:
Total	(2.4)	(1.1)
VEBAs
VEBAs:
Service cost	0.8	0.6
Interest cost	4.5	4.4
Expected return on plan assets	(10.1)	(7.6)
Amortization of prior service cost	1	1
Amortization of net loss	0.8	0.1
Total net periodic pension benefit income relating to VEBAs	$ (3)	$ (1.5)

[1]	Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.

Employee Incentive Plans, Short Term Incentive Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	$ 3.9	$ 2.2
Fabricated Products
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	2.7	1.7
All Other
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	1.2	0.5
Cost of products sold
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	1.2	1.1
Selling, administrative, research and development, and general
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	$ 2.7	$ 1.1

Employee Incentive Plans, Long term Incentive Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012 years	Mar. 31, 2011	Dec. 31, 2011 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance under Equity Incentive Plan	2,722,222
Number of common shares available for additional awards under Equity Incentive Plan	957,847
Total non-cash compensation expense	$ 2.5	$ 1.4
Stock Options
Fully-vested options outstanding	20,791		20,791
Exercise price of options to purchase common stock	$ 80.01		$ 80.01
Remaining contractual life of options outstanding	5		5.25
Grant date fair value of options outstanding	$ 39.9		$ 39.9
Stock options granted	0
Stock options forfeited	0
Stock options exercised	0
Vested Stock
Common shares withheld and canceled	45,128	22,862
Fabricated Products
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	0.7	0.4
All Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	1.8	1
Non-vested common shares
Summary of Activity
Outstanding at December 31, 2011, Shares	202,836
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 29.24
Granted, shares	72,859	63,303
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 44.46	$ 46.59
Vested, shares	(119,413)	(46,464)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 21.09	$ 56.63
Forfeited, shares	(1,402)
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 44.03
Canceled, Shares	0
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 0
Outstanding at March 31, 2012, Shares	154,880
Outstanding at March 31, 2012, Weighted-Average Grant-Date Fair Value per Share	$ 42.55
Non-vested common shares | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	1
Non-vested common shares | Executive officers and senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Non-vested common shares | Other key employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common share received by the employee on vesting of restricted stock unit	1
Summary of Activity
Outstanding at December 31, 2011, Shares	6,072
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 33.67
Granted, shares	2,486	2,182
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 44.46	$ 46.59
Vested, shares	(3,375)	(3,314)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 25.77	$ 16.83
Forfeited, shares	0
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 0
Canceled, Shares	0
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 0
Outstanding at March 31, 2012, Shares	5,183
Outstanding at March 31, 2012, Weighted-Average Grant-Date Fair Value per Share	$ 43.99
Service-based non-vested common shares and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	1.7	1
Unrecognized gross compensation costs, by award type	4.7
Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type	2
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance award vesting period, years	3
Total non-cash compensation expense	0.8	0.4
Unrecognized gross compensation costs, by award type	$ 9
Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type	2.6
Summary of Activity
Outstanding at December 31, 2011, Shares	777,934
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 26.84
Granted, shares	211,900	186,918
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 44.46	$ 46.59
Vested, shares	(7,952)	(10,585)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 18.89	$ 74.34
Forfeited, shares	0
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 0
Canceled, Shares	(398,191)
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 14.49
Outstanding at March 31, 2012, Shares	583,691
Outstanding at March 31, 2012, Weighted-Average Grant-Date Fair Value per Share	$ 41.77
French Subsidiary | Restricted stock units (RSUs) | Second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.67
French Subsidiary | Restricted stock units (RSUs) | Third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33
Non-French Subsidiary | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Non-French Subsidiary | Restricted stock units (RSUs) | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33
Non-French Subsidiary | Restricted stock units (RSUs) | Second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33
Non-French Subsidiary | Restricted stock units (RSUs) | Third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33

Commitments and Contingencies, Textuals (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Environmental accrual	$ 21.7
Expenditures to be charged to environmental accruals, 2012	1
Expenditures to be charged to environmental accruals, 2013	3.6
Expenditures to be charged to environmental accruals, 2014	1.8
Expenditures to be charged to environmental accruals, 2015	0.8
Expenditures to be charged to environmental accruals, 2016	0.6
Expenditures to be charged to environmental accruals, thereafter	13.9
Potential increase in environmental costs	$ 18.7
Expected period related to remediation expenditures for environmental contingencies	30 years
Expected period related to excess environmental costs over current accruals	30 years
Time period within which Companys recorded estimate of its obligation may change	12 months

Derivative Financial Instruments and Related Hedging Programs, Hedging Discussion (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 mmlbs	Mar. 31, 2011 mmlbs	Mar. 31, 2012 Remainder of 2012 mmlbs	Mar. 31, 2012 2013 mmlbs	Mar. 31, 2012 2014 mmlbs	Mar. 29, 2010 Convertible Debt
Derivative Financial Instruments and Related Hedging Programs (Textuals) [Abstract]
Total fabricated products shipments containing fixed price terms	46.1	24.6
Firm price customer sales contracts containing price risk on anticipated purchases of primary aluminum			106.1	1.6	1.6
Aggregate principal amount of notes						$ 175

Derivative Financial Instruments and Related Hedging Programs, Notional Quantity Table (Details)	Mar. 31, 2012 mmlbs
Aluminum | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	96.1
Aluminum | Fixed priced sales contracts
Summary of material derivative positions
Notional Amount of Contracts	2
Aluminum | Midwest premium swap contracts
Summary of material derivative positions
Notional Amount of Contracts	77.2	[1]
Natural Gas | Call option purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	3,270,000	[2]
Natural Gas | Put option sales contracts
Summary of material derivative positions
Notional Amount of Contracts	3,270,000	[2]
Natural Gas | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	2,520,000	[2]
Electricity | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	296,425
Hedges Relating to Notes | Bifurcated Conversion Feature
Summary of material derivative positions
Notional Amount of Contracts	3,623,113	[3]
Hedges Relating to Notes | Call Options
Summary of material derivative positions
Notional Amount of Contracts	3,623,113	[3]
Remainder of 2012
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	85.00%
2013
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	58.00%
2014
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	25.00%

[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company’s purchases of primary aluminum.
[2]	As of March 31, 2012, the Company’s exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 58% and 25% of the expected natural gas purchases for the remainder of 2012, 2013 and 2014, respectively.
[3]	The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustments substantially similar to the anti-dilution adjustments for the Notes. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company’s common stock, the Call Options may only be settled in cash.

Derivative Financial Instruments and Related Hedging Programs, Realized and Unrealized Gains and Losses Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	$ (2.7)	$ 3.1
Unrealized gains (losses)	3.6	6
Aluminum
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	(0.2)	4.5
Unrealized gains (losses)	5.2	3.1
Natural Gas
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	(1.8)	(1.4)
Unrealized gains (losses)	(1.2)	1.2
Electricity
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	(0.7)	0
Unrealized gains (losses)	(0.9)	0
Hedges Relating to Notes | Call Options relating to the Notes
Summary Of Realized And Unrealized Gains Losses
Unrealized gains (losses)	(8.8)	(2)
Hedges Relating to Notes | Cash conversion feature of the Notes
Summary Of Realized And Unrealized Gains Losses
Unrealized gains (losses)	$ 9.3	$ 3.7

Fair Value Measurements, Call Option FV Assumption Table (Details) (USD $)	3 Months Ended
	Mar. 31, 2012 years basispoints		Mar. 31, 2011
Fair Value Disclosures [Abstract]
Stock price at March 31, 2012	$ 47.26
Quarterly dividend yield (per share)	$ 0.24	[1]
Risk-free interest rate	0.51%	[2]
Credit spread (basis points)	475	[3]
Expected volatility rate	33.00%	[4]
Cash dividend paid per share	$ 0.25		$ 0.24
Constant Maturity Treasury rate	3

[1]	The Company used a discrete quarterly dividend payment of $0.24 per share based on historical quarterly dividend payments. Although the quarterly dividend has been increased to $0.25 per share in 2012, the increased dividend does not affect the value of the Call Option as a result of anti-dilution adjustments.
[2]	The risk-free rate was based on the three-year Constant Maturity Treasury rate on March 31, 2012, compounded semi-annually.
[3]	The Company’s credit rating was estimated to be between BB- and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.
[4]	The volatility rate was based on both observed volatility, which is based on the Company’s historical stock price, and implied volatility from the Company’s traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance. While the stock price of the Company generally has the greatest influence on the fair values of both the Call Options and Bifurcated Conversion Feature, between December 31, 2011 and March 31, 2012, during which time the Company's stock price did not change materially, the change in the expected volatility rate had a greater impact on the values of these derivatives.

Fair Value Measurements, Fair Value Hierarchy Table (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Financial Assets:
Cash and cash equivalents	$ 77.3	$ 49.8
Available for sale securities	5.1	4.9
Total Assets	121.7	101.4
Financial Liabilities:
Notes	(210.4)	(203)
Total Liabilities	(274.8)	(278.2)
Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0.8	0.3
Financial Liabilities:
Derivative Liabilities	(4.1)	(7.8)
Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0.1
Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0.9	0.1
Financial Liabilities:
Derivative Liabilities		(0.1)
Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2)	(1.3)
Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	(6.2)	(5.6)
Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2.8)	(1.8)
Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	37.5	46.3
Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	(44.6)	(53.9)
Level 1
Financial Assets:
Cash and cash equivalents	77.3	49.8
Available for sale securities	0	0
Total Assets	77.3	49.8
Financial Liabilities:
Notes	(210.4)	(203)
Total Liabilities	(210.4)	(203)
Level 1 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0
Level 1 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities		0
Level 1 | Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 1 | Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	0	0
Level 1 | Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	0	0
Level 2
Financial Assets:
Cash and cash equivalents	0	0
Available for sale securities	5.1	4.9
Total Assets	43.5	51.5
Financial Liabilities:
Notes	0	0
Total Liabilities	(64.4)	(75.1)
Level 2 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0.8	0.3
Financial Liabilities:
Derivative Liabilities	(4.1)	(7.8)
Level 2 | Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0.1
Level 2 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities		0
Level 2 | Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2)	(1.3)
Level 2 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	(6.2)	(5.6)
Level 2 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	(2.8)	(1.8)
Level 2 | Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	37.5	46.3
Level 2 | Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	(44.6)	(53.9)
Level 3
Financial Assets:
Cash and cash equivalents	0	0
Available for sale securities	0	0
Total Assets	0.9	0.1
Financial Liabilities:
Notes	0	0
Total Liabilities	0	(0.1)
Level 3 | Aluminum | Fixed priced purchase contracts
Financial Assets:
Derivative Assets	0	0
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Aluminum | Fixed priced sales contracts
Financial Assets:
Derivative Assets	0
Level 3 | Aluminum | Midwest premium swap contracts
Financial Assets:
Derivative Assets	0.9	0.1
Financial Liabilities:
Derivative Liabilities		(0.1)
Level 3 | Natural Gas | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Natural Gas | Put option sales contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Electricity | Fixed priced purchase contracts
Financial Liabilities:
Derivative Liabilities	0	0
Level 3 | Hedges Relating to Notes | Call Options
Financial Assets:
Derivative Assets	0	0
Level 3 | Hedges Relating to Notes | Bifurcated Conversion Feature
Financial Liabilities:
Derivative Liabilities	0	0
Nichols Promissory Note
Financial Liabilities:
Promissory Note	(4.7)	(4.7)
Nichols Promissory Note | Level 1
Financial Liabilities:
Promissory Note	0	0
Nichols Promissory Note | Level 2
Financial Liabilities:
Promissory Note	(4.7)	(4.7)
Nichols Promissory Note | Level 3
Financial Liabilities:
Promissory Note	$ 0	$ 0

Fair Value Measurements, Level 3 Fair Value Input Reconciliation Table (Details) (Derivative [Member], Midwest premium swap contracts, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Derivative [Member] | Midwest premium swap contracts
Reconciliation of activity for financial instruments classified as Level 3:
Balance at December 31, 2011	$ 0
Total realized/unrealized losses included in:
Cost of goods sold, excluding depreciation, amortization and other items	0.9
Transactions involving Level 3 derivative contracts:
Purchases	0.1
Sales	0
Issuances	0
Settlements	(0.1)
Transactions involving Level 3 derivatives - net	0
Transfers in and (or) out of Level 3 valuation hierarchy	0
Balance at March 31, 2012	0.9
Total gain included in Cost of products sold, excluding depreciation, amortization and other items, attributable to the change in unrealized gains/losses relating to derivative contracts held at March 31, 2012:	$ 0.8

Fair Value Measurements, Fair Value of Non financial Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	$ 5.4	$ 5.4
Estimated fair value of CARO liabilities	4.1	4
Weighted average credit-adjusted risk free rate	9.10%	9.10%
Tulsa, Oklahoma Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	1.1	1.1
Assets acquired but not yet placed into service
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	$ 4.3	$ 4.3

Earnings Per Share, Calculation of EPS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Numerator:
Net income	$ 26.5		$ 10.8
Denominator - Weighted-average common shares outstanding (in thousands):
Basic	19,059	[1]	18,950	[1]
Diluted	19,161	[1]	19,161	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)	$ 1.39		$ 0.57
Earnings per common share, Diluted:
Net income per share (in dollars per share)	$ 1.38		$ 0.57

[1]	The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.

Earnings Per Share, Other Disclosures (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Potential dilutive effect of options and Warrants
Options outstanding to purchase common shares	20,791		20,791
Average exercise price per share	$ 80.01		$ 80.01
Potential dilutive effect of shares underlying the options	0	0
Number of common shares underlying the Warrants outstanding	3,600,000
Average Exercise price of common shares underlying warrants	61.35
Potential dilutive effect of shares underlying the Warrants	0	0
Dividends
Payment of cash dividends to stockholders	$ 4.9	$ 4.7
Cash dividend paid per share	$ 0.25	$ 0.24

Segment and Geographical Area Information, Financial Information by Operating Segment Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011
Net Sales:
Total net sales	$ 365.4		$ 322.6
Segment Operating Income (Loss):
Total operating income (loss)	46.2		19.8
Interest expense	(4.1)		(4.5)
Other income (expense), net	0.7		1.7
Income before income taxes	42.8		17
Depreciation and Amortization:
Depreciation and amortization	6.3		6.3
Capital expenditures:
Capital expenditures	9		6.2
Income Taxes Paid:
Income taxes paid	0.2		0.1
Segment assets:
Total assets	1,390.3				1,320.6
Fabricated Products
Net Sales:
Total net sales	365.4		322.6
Segment Operating Income (Loss):
Total operating income (loss)	54.1	[1],[2]	27	[1],[2]
Depreciation and Amortization:
Depreciation and amortization	6.2		6.2
Capital expenditures:
Capital expenditures	8.8		6.2
Segment assets:
Total assets	647.6				637
Fabricated Products | United States
Income Taxes Paid:
Income taxes paid	0		0.1
Fabricated Products | Canada
Income Taxes Paid:
Income taxes paid	0.2		0
All Other
Segment Operating Income (Loss):
Total operating income (loss)	(7.9)	[3]	(7.2)	[3]
Depreciation and Amortization:
Depreciation and amortization	0.1		0.1
Capital expenditures:
Capital expenditures	0.2		0
Segment assets:
Total assets	$ 742.7	[4]			$ 683.6	[4]

[1]	Fabricated Products segment results for the quarter ended March 31, 2012 include non-cash mark-to-market gains (losses) on primary aluminum, natural gas and electricity hedging activities totaling $5.2, $(1.2) and $(0.9), respectively. Fabricated Products segment results for the quarter ended March 31, 2011 include non-cash mark-to-market gains on primary aluminum and natural gas hedging activities totaling $3.1 and $1.2, respectively. For further discussion regarding mark-to-market matters, see Note 10.
[2]	Operating results in the Fabricated Products segment for the quarters ended March 31, 2012 and March 31, 2011 included LIFO inventory (benefits) charges of $(2.9) and $14.9, respectively.
[3]	Operating results in All Other represent operating expenses in the Corporate and Other business unit.
[4]	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBAs and net deferred income tax assets.

Segment and Geographical Area Information, Textuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Increase in Fabricated Products segment operating income relating to primary aluminum hedging activities		$ 3.3
Increase in Fabricated Products segment asset related to primary aluminum hedging activities			0.6
Net non-cash LIFO (benefit) charge	(2.9)	14.9
Unrealized (losses) gains on derivatives	3.6	6
Fabricated Products
Segment Reporting Information [Line Items]
Net non-cash LIFO (benefit) charge	(2.9)	14.9
Aluminum
Segment Reporting Information [Line Items]
Unrealized (losses) gains on derivatives	5.2	3.1
Natural Gas
Segment Reporting Information [Line Items]
Unrealized (losses) gains on derivatives	(1.2)	1.2
Electricity
Segment Reporting Information [Line Items]
Unrealized (losses) gains on derivatives	$ (0.9)	$ 0

Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Supplemental disclosure of cash flow information:
Interest paid	$ 0.4	$ 0.6
Income taxes paid	0.2	0.1
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	$ 1.8	$ 0.7

Other Income (Expense), Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Other income (expense)
Interest income	$ 0.1		$ 0.1
Unrealized gains on financial derivatives	0.5	[1]	1.7	[1]
All other, net	0.1		(0.1)
Other non-operating income (expense), net	$ 0.7		$ 1.7

[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.

Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reclassification adjustments:
Less: amortization of net actuarial loss, before tax	$ 0.8	$ 0.1	[1]
Less: amortization of prior service cost, before tax	1	1	[1]
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs, before tax	1.8	1.1
Unrealized gain on available for sale securities, before tax	0.3	0
Foreign currency translation adjustment, before tax	(0.3)	(0.3)
Other comprehensive income, before tax	1.8	0.8
Reclassification adjustments, Income tax expense:
Less: amortization of net actuarial loss, Income tax expense	(0.3)	0
Less: amortization of prior service cost, Income tax expense	(0.4)	(0.4)	[1]
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs, Income tax expense	(0.7)	(0.4)
Unrealized gain on available for sale securities, Income tax expense	0
Foreign currency translation adjustment, Income tax expense	0	0
Other comprehensive income, Income tax expense	(0.7)	(0.4)
Reclassification Adjustments, Net of Tax:
Less: amortization of net actuarial loss, net of tax	0.5	0.1
Less: amortization of prior service cost, net of tax	0.6	0.6
Total loss recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs, net of tax	1.1	0.7
Unrealized gain on available for sale securities, net of tax	0.3
Foreign currency translation adjustment, net of tax	(0.3)	(0.3)
Other comprehensive income, net of tax	1.1	0.4	[1]
Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustments, Net of Tax:
Other comprehensive income, net of tax	$ 1.1	$ 0.4

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.

Restatement of Previously Issued Financial Statements (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statements of Consolidated Income:
Selling, administrative, research and development, and general	$ 17.9	$ 15.6
Total costs and expenses	319.2	302.8
Operating income	46.2	19.8
Income before income taxes	42.8	17
Income tax provision	(16.3)	(6.2)
Net income	26.5	10.8	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)	$ 1.39	$ 0.57
Earnings per common share, Diluted:
Net income per share (in dollars per share)	$ 1.38	$ 0.57
Statements of Consolidated Comprehensive Income:
Net income	26.5	10.8	[1]
Reclassification adjustments:
Less: amortization of net actuarial loss	0.8	0.1	[1]
Less: amortization of prior service cost	1	1	[1]
Less: tax impact on amortization of prior service cost	(0.4)	(0.4)	[1]
Other comprehensive (loss) income, net of tax	1.1	0.4	[1]
Comprehensive income	27.6	11.2	[1]
Statements of Consolidated Cash Flows:
Net income	26.5	10.8	[1]
Deferred income taxes	16	5.8
Non-cash net periodic benefit income	(3)	(1.5)	[2]
Other non-cash charges	0.8	0.1	[2]
Previously Reported
Statements of Consolidated Income:
Selling, administrative, research and development, and general		14.9
Total costs and expenses		302.1
Operating income		20.5
Income before income taxes		17.7
Income tax provision		(6.4)
Net income		11.3	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)		$ 0.59
Earnings per common share, Diluted:
Net income per share (in dollars per share)		$ 0.59
Statements of Consolidated Comprehensive Income:
Net income		11.3	[1]
Reclassification adjustments:
Less: amortization of net actuarial loss		0	[1]
Less: amortization of prior service cost		0	[1]
Less: tax impact on amortization of prior service cost		0	[1]
Other comprehensive (loss) income, net of tax		(0.3)	[1]
Comprehensive income		11	[1]
Statements of Consolidated Cash Flows:
Net income		11.3	[1]
Deferred income taxes		6.1
Non-cash net periodic benefit income		0	[2]
Other non-cash charges		(2.2)	[2]
Adjustment
Statements of Consolidated Income:
Selling, administrative, research and development, and general		0.7
Total costs and expenses		0.7
Operating income		(0.7)
Income before income taxes		(0.7)
Income tax provision		0.2
Net income		(0.5)	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)		$ (0.02)
Earnings per common share, Diluted:
Net income per share (in dollars per share)		$ (0.02)
Statements of Consolidated Comprehensive Income:
Net income		(0.5)	[1]
Reclassification adjustments:
Less: amortization of net actuarial loss		0.1	[1]
Less: amortization of prior service cost		1	[1]
Less: tax impact on amortization of prior service cost		(0.4)	[1]
Other comprehensive (loss) income, net of tax		0.7	[1]
Comprehensive income		0.2	[1]
Statements of Consolidated Cash Flows:
Net income		(0.5)	[1]
Deferred income taxes		(0.3)
Non-cash net periodic benefit income		(1.5)	[2]
Other non-cash charges		$ 2.3	[2]

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.
[2]	Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.

Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Apr. 30, 2012
Subsequent Events (Textuals) [Abstract]
Cash dividend declared per common share	$ 0.25
Dividend declared
Subsequent Events (Textuals) [Abstract]
Subsequent event amount	$ 4.9

Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		May 23, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 77.3	$ 55.9
Trade, less allowance for doubtful receivables	130.1				98.9
Intercompany receivables	0				0
Other	1.3				1.2
Inventories	198.2				205.7
Prepaid expenses and other current assets	75.3				78.9
Total current assets	482.2				434.5
Investments in and advances to unconsolidated affiliates	0				0
Property, plant, and equipment - net	370.8				367.8
Long-term intercompany receivables	0				0
Net asset in respect of VEBA	213.4				144.7
Deferred tax assets - net	186.9				226.9
Intangible assets - net	36.8				37.2
Goodwill	37.2				37.2
Other assets	63				72.3
Total	1,390.3				1,320.6
Current liabilities:
Accounts payable	65.4				62.2
Intercompany payable	0				0
Accrued salaries, wages, and related expenses	31.6				30.9
Other accrued liabilities	42.6				41
Payable to affiliate	22.4				14.4
Long-term debt-current portion	1.7				1.3
Total current liabilities	163.7				149.8
Net liability in respect of VEBA	20.4				20.6
Long-term Intercompany payable	0				0
Long-term liabilities	116.1				126
Cash convertible senior notes	149.8				148
Other long-term debt	3				3.4
Total liabilities	453				447.8
Total stockholders' equity	937.3				872.8
Total	1,390.3				1,320.6
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	365.4	322.6
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	295	280.9
Depreciation and amortization	6.3	6.3
Selling, administrative, research and development, and general	17.9	15.6
Total costs and expenses	319.2	302.8
Operating income	46.2	19.8
Other (expense) income:
Interest expense	(4.1)	(4.5)
Other income (expense), net	0.7	1.7
Income before income taxes	42.8	17
Income tax provision	(16.3)	(6.2)
Earnings in equity of subsidiaries	0	0
Net income	26.5	10.8	[1]
Comprehensive income (loss)	27.6	11.2	[1]
Cash flows from operating activities:
Net cash provided by operating activities	35	15.8
Cash flows from investing activities:
Capital expenditures	(9)	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	0	(83.2)
Change in restricted cash	7.2	0
Net cash used in investing activities	(1.8)	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	0	(0.3)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	(1.1)
Cash dividend paid to stockholders	(4.9)	(4.7)
Net cash used in financing activities	(5.7)	(6.1)
Net increase (decrease) in cash and cash equivalents during the period	27.5	(79.7)
Cash and cash equivalents at beginning of period	49.8	135.6
Cash and cash equivalents at end of period	77.3	55.9
Parent
Current assets:
Cash and cash equivalents	5	5
Trade, less allowance for doubtful receivables	0				0
Intercompany receivables	0				0
Other	0				0
Inventories	0				0
Prepaid expenses and other current assets	0				6.9
Total current assets	5				11.9
Investments in and advances to unconsolidated affiliates	1,111.9				1,036.9
Property, plant, and equipment - net	0				0
Long-term intercompany receivables	0				0
Net asset in respect of VEBA	0				0
Deferred tax assets - net	0				0
Intangible assets - net	0				0
Goodwill	0				0
Other assets	41				50.2
Total	1,157.9				1,099
Current liabilities:
Accounts payable	0.1				0
Intercompany payable	0				0
Accrued salaries, wages, and related expenses	0				0
Other accrued liabilities	4.1				2.2
Payable to affiliate	0				0
Long-term debt-current portion	0				0
Total current liabilities	4.2				2.2
Net liability in respect of VEBA	0				0
Long-term Intercompany payable	22				22
Long-term liabilities	44.6				54
Cash convertible senior notes	149.8				148
Other long-term debt	0				0
Total liabilities	220.6				226.2
Total stockholders' equity	937.3				872.8
Total	1,157.9				1,099
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	0	0
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	0	0
Depreciation and amortization	0	0
Selling, administrative, research and development, and general	0.5	0.4
Total costs and expenses	0.5	0.4
Operating income	(0.5)	(0.4)
Other (expense) income:
Interest expense	(4)	(3.8)
Other income (expense), net	0.5	1.6
Income before income taxes	(4)	(2.6)
Income tax provision	0	0
Earnings in equity of subsidiaries	30.5	13.4
Net income	26.5	10.8
Comprehensive income (loss)	27.6	11.2
Cash flows from operating activities:
Net cash provided by operating activities	0.1	5.8
Cash flows from investing activities:
Capital expenditures	0	0
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		0
Change in restricted cash	6.9
Net cash used in investing activities	6.9	0
Cash flows from financing activities:
Repayment of promissory notes		0
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	(1.1)
Cash dividend paid to stockholders	(4.9)	(4.7)
Net cash used in financing activities	(7)	(5.8)
Net increase (decrease) in cash and cash equivalents during the period	0	0
Cash and cash equivalents at beginning of period	5	5
Cash and cash equivalents at end of period	5	5
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of Guarantor Subsidiaries				100.00%
Current assets:
Cash and cash equivalents	71.6	50.5
Trade, less allowance for doubtful receivables	125.8				96
Intercompany receivables	0				2.3
Other	0.9				0.8
Inventories	189.4				196.6
Prepaid expenses and other current assets	74.5				71
Total current assets	462.2				409.7
Investments in and advances to unconsolidated affiliates	7.3				5.8
Property, plant, and equipment - net	358.8				355.9
Long-term intercompany receivables	22.3				22
Net asset in respect of VEBA	213.4				144.7
Deferred tax assets - net	178.9				218.9
Intangible assets - net	36.8				37.2
Goodwill	37.2				37.2
Other assets	18.9				19.2
Total	1,335.8				1,250.6
Current liabilities:
Accounts payable	57				57.1
Intercompany payable	2.9				0.2
Accrued salaries, wages, and related expenses	29.2				28.7
Other accrued liabilities	37.1				38
Payable to affiliate	22.4				14.4
Long-term debt-current portion	1.7				1.3
Total current liabilities	150.3				139.7
Net liability in respect of VEBA	20.4				20.6
Long-term Intercompany payable	2.5				2.5
Long-term liabilities	53.7				53.5
Cash convertible senior notes	0
Other long-term debt	3				3.4
Total liabilities	229.9				219.7
Total stockholders' equity	1,105.9				1,030.9
Total	1,335.8				1,250.6
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	355.5	312.9
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	287.4	272.6
Depreciation and amortization	6.1	6.1
Selling, administrative, research and development, and general	17.7	13.8
Total costs and expenses	311.2	292.5
Operating income	44.3	20.4
Other (expense) income:
Interest expense	(0.1)	(0.7)
Other income (expense), net	0.2	0.1
Income before income taxes	44.4	19.8
Income tax provision	(16.8)	(7)
Earnings in equity of subsidiaries	1.7	(0.6)
Net income	29.3	12.2
Comprehensive income (loss)	30.7	12.9
Cash flows from operating activities:
Net cash provided by operating activities	35.7	10.2
Cash flows from investing activities:
Capital expenditures	(8.7)	(5.8)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		(83.2)
Change in restricted cash	0.3
Net cash used in investing activities	(8.4)	(89)
Cash flows from financing activities:
Repayment of promissory notes		(0.3)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	0	0
Cash dividend paid to stockholders	0	0
Net cash used in financing activities	1.3	(0.3)
Net increase (decrease) in cash and cash equivalents during the period	28.6	(79.1)
Cash and cash equivalents at beginning of period	43	129.6
Cash and cash equivalents at end of period	71.6	50.5
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	0.7	0.4
Trade, less allowance for doubtful receivables	4.3				2.9
Intercompany receivables	2.9				0.2
Other	0.4				0.4
Inventories	8.8				9.1
Prepaid expenses and other current assets	0.8				1
Total current assets	17.9				15.4
Investments in and advances to unconsolidated affiliates	0				0
Property, plant, and equipment - net	12				11.9
Long-term intercompany receivables	2.5				2.5
Net asset in respect of VEBA	0				0
Deferred tax assets - net	(0.6)				(0.6)
Intangible assets - net	0				0
Goodwill	0				0
Other assets	3.1				2.9
Total	34.9				32.1
Current liabilities:
Accounts payable	8.3				5.1
Intercompany payable	0				2.3
Accrued salaries, wages, and related expenses	2.4				2.2
Other accrued liabilities	1.4				0.8
Payable to affiliate	0				0
Long-term debt-current portion	0				0
Total current liabilities	12.1				10.4
Net liability in respect of VEBA	0				0
Long-term Intercompany payable	0.3				0
Long-term liabilities	17.8				18.5
Cash convertible senior notes	0				0
Other long-term debt	0				0
Total liabilities	30.2				28.9
Total stockholders' equity	4.7				3.2
Total	34.9				32.1
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	32.6	35
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	29.9	33.1
Depreciation and amortization	0.2	0.2
Selling, administrative, research and development, and general	0	1.9
Total costs and expenses	30.1	35.2
Operating income	2.5	(0.2)
Other (expense) income:
Interest expense	0	0
Other income (expense), net	0	0
Income before income taxes	2.5	(0.2)
Income tax provision	(0.7)	(0.4)
Earnings in equity of subsidiaries	0	0
Net income	1.8	(0.6)
Comprehensive income (loss)	1.5	(0.9)
Cash flows from operating activities:
Net cash provided by operating activities	(0.8)	(0.2)
Cash flows from investing activities:
Capital expenditures	(0.3)	(0.4)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		0
Change in restricted cash	0
Net cash used in investing activities	(0.3)	(0.4)
Cash flows from financing activities:
Repayment of promissory notes		0
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	0	0
Cash dividend paid to stockholders	0	0
Net cash used in financing activities	0	0
Net increase (decrease) in cash and cash equivalents during the period	(1.1)	(0.6)
Cash and cash equivalents at beginning of period	1.8	1
Cash and cash equivalents at end of period	0.7	0.4
Consolidating Adjustments
Current assets:
Cash and cash equivalents	0	0
Trade, less allowance for doubtful receivables	0				0
Intercompany receivables	(2.9)				(2.5)
Other	0				0
Inventories	0				0
Prepaid expenses and other current assets	0				0
Total current assets	(2.9)				(2.5)
Investments in and advances to unconsolidated affiliates	(1,119.2)				(1,042.7)
Property, plant, and equipment - net	0				0
Long-term intercompany receivables	(24.8)				(24.5)
Net asset in respect of VEBA	0				0
Deferred tax assets - net	8.6				8.6
Intangible assets - net	0				0
Goodwill	0				0
Other assets	0				0
Total	(1,138.3)				(1,061.1)
Current liabilities:
Accounts payable	0				0
Intercompany payable	(2.9)				(2.5)
Accrued salaries, wages, and related expenses	0				0
Other accrued liabilities	0				0
Payable to affiliate	0				0
Long-term debt-current portion	0				0
Total current liabilities	(2.9)				(2.5)
Net liability in respect of VEBA	0				0
Long-term Intercompany payable	(24.8)				(24.5)
Long-term liabilities	0				0
Cash convertible senior notes	0				0
Other long-term debt	0				0
Total liabilities	(27.7)				(27)
Total stockholders' equity	(1,110.6)				(1,034.1)
Total	(1,138.3)				(1,061.1)
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	(22.7)	(25.3)
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	(22.3)	(24.8)
Depreciation and amortization	0	0
Selling, administrative, research and development, and general	(0.3)	(0.5)
Total costs and expenses	(22.6)	(25.3)
Operating income	(0.1)	0
Other (expense) income:
Interest expense	0	0
Other income (expense), net	0	0
Income before income taxes	(0.1)	0
Income tax provision	1.2	1.2
Earnings in equity of subsidiaries	(32.2)	(12.8)
Net income	(31.1)	(11.6)
Comprehensive income (loss)	(32.2)	(12)
Cash flows from operating activities:
Net cash provided by operating activities	0	0
Cash flows from investing activities:
Capital expenditures	0	0
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)		0
Change in restricted cash	0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Repayment of promissory notes		0
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	0	0
Cash dividend paid to stockholders	0	0
Net cash used in financing activities	0	0
Net increase (decrease) in cash and cash equivalents during the period	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	0
Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount of notes				225
Interest rate				8.25%

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.